LOGO
OF PERFORMANCE FUNDS

July 1, 1997

Dear Shareholder:

  We are pleased to present you with the fifth annual report on the financial results of the Performance Family of Funds, which covers the fiscal year ended May 31, 1997. The Performance Funds are comprised of the Money Market Fund, Short Term Government Income Fund, Intermediate Term Government Income Fund, Large-Cap Equity Fund, and MidCap Growth Fund, and are managed by Trustmark National Bank, which was founded in 1890.

ECONOMIC OVERVIEW

  The Fund's fiscal year of May 31, 1997 ended with the U.S. economy on solid ground as a robust labor market and heightened consumer confidence encouraged strong consumer spending. The U.S. stock market appreciated dramatically as the Dow Jones Industrial Average (DJIA) gained 1,697 points over the past twelve months, crossing the 7,000 point mark for the first time in mid February. After peaking at 7,394 on May 27th the Dow retreated to close at 7,331 on May 30th. Strong economic growth (first quarter 1997 GDP was an annualized 4.1%) and the meteoric rise of the stock market promoted the Federal Open Market Committee ("FOMC") to implement a "preemptive" strike against inflation by raising the Fed Funds Rate by a quarter point to 5 1/2% in March. This was followed by no action at the recent May 20th FOMC meeting, creating a period for potential volatility in the financial markets, particularly if subsequent economic releases lead to the perception that the Fed has fallen behind the curve.

  The current economic expansion is now into its seventh year. While Fed Chairman Alan Greenspan has continually expressed concern regarding the strong labor market (the unemployment rate is at a 25 year low of 4.8%) the Fed does not want to act prematurely. The consumer holds the key. "How Much?" of the "irrational exuberance" in stock prices spills over into consumer spending appears to be the Fed's primary focus.

  I'd like to take this opportunity at the conclusion of this fifth year of operations, to thank you for your continued support of the Performance Funds. We welcome your questions and look forward to serving you in the years to come.

Sincerely,

/s/ John J. Pileggi

John J. Pileggi
Chairman of the Board

                           PORTFOLIO MANAGER'S REPORT

                         PERFORMANCE MONEY MARKET FUND
  The Performance Money Market Fund provided investors with a return of 5.34% (5.07% for the consumer class) for the 12 months ended May 31, 1997. During this period, the 7-day yield of the fund increased by 23 basis points to 5.33% from 5.10% on May 31, 1996. One of the main reasons for an increase in short term interest rates, was the 25 basis point tightening by the Federal Reserve in March of 1997. This led to higher rates on many short term investments such as commercial paper, treasuries, and agency issues. The Fund invests primarily in high-quality, short term instruments such as U.S. Treasury obligations, U.S. Government Agency issues, bankers' acceptances, commercial paper, and repurchase agreements. The fund is considered a "first tier" Fund as a result of the high quality of the Fund's holdings. An investment in the Fund is neither insured nor guaranteed by the U.S. Government. Yields will fluctuate, and past performance is no guarantee of future results. The Fund's objective is to maintain a stable NAV of $1.00 per share. This has been accomplished since the Fund's inception, but there can be no guarantee that it will in the future.

                                        Signed,

                                        /s/ Kelly J. Collins

                                        Kelly J. Collins
                                        Trust Investments Officer
                                        Trustmark National Bank

                     PERFORMANCE SHORT TERM GOVERNMENT FUND
  The Short Term Government Fund provided respective shareholders a total return of 5.70% and 5.44% for the Institutional and Consumer classes during the year ending May 31, 1997. Ending share price was $9.75, unchanged from its beginning value. Share price reached a high of $9.86 and a low of $9.68, consistent with the fluctuations in U.S. Treasury yields incurred during the period.

  Consistent with our objectives, the Fund achieved a higher return than yields generally available through Money Market funds, while maintaining a low risk of significant price decline. However, it is important to note that Money Market funds involve less volatility. We continue the use of high quality securities to meet our objectives, with the majority of the Fund invested in U.S. Treasury securities. U.S. Agency and Mortgage Related securities are used to enhance yield to our shareholders. High grade corporate bonds are also permissible, and may be used when we see better value in that sector.

                                        Signed,

                                        /s/Jonathan Rogers

                                        Jonathan Rogers
                                        Vice President
                                        Trustmark National Bank

             PERFORMANCE INTERMEDIATE TERM GOVERNMENT INCOME FUND

  For the fiscal year ended May 31, 1997 the Performance Intermediate Term Government Income Fund returned 7.20% for the Institutional Class shareholders and 6.92% for the Consumer Service class shareholders. The Fund's objective is to provide a higher level of current income with total return, which consists of income and capital preservation, also an important consideration. The Fund primarily invests in intermediate-term U.S. Government Securities (at least 65% of total assets), and while there is no maximum maturity for an individual issue the Fund itself will normally have an average portfolio maturity anywhere from three to ten years.

  While the stock market, buoyed by solid economic growth and healthy corporate earnings reached record levels over the past year, the overall bond market continued to experience volatility and inflation concerns. After bottoming at 6.35% in November, the 30-Year Bond continued its volatile ways down in January, up in February, down in March, up in April, down/ then up in May. After the March 25th Fed tightening of one-quarter point, the market turned its attention to the possibility of another rate increase as the growing economy revealed a strong labor market evidenced by an unemployment rate of 4.8%, the lowest reading in nearly a quarter century.

  The Fund, keeping a long-term perspective in mind, continues to stress quality. The Fund's exposure to corporates dropped slightly (from 22% to 20%) over the past year as spreads versus U.S. Treasuries continued to narrow. Increased emphasis was focused on U.S. Agencies, particularly callable issues, to enhance yield while maintaining credit quality. This strategy served shareholders well over the past ten months as the Fund's position in callable agencies returned almost 7.00% versus 5.00% for comparable Treasuries.

  As we enter the second half of 1997, the bond market may be under pressure should the Fed need to take additional steps to keep inflation at a bay; however, the Fund is well positioned to benefit from any evidence of a slowdown in the economy. The Fund will endeavor to deliver relative commensurate with the risks associated.

                                       Signed,

                                       /s/ Robert H. Spaulding,

                                       Robert H. Spaulding,
                                       Vice President & Trust
                                       Investment Officer

                            PERFORMANCE EQUITY FUND

  For the fiscal year ended May 31, 1997, the Performance Equity Fund enjoyed another good year, returning 29.06% to its Institutional class shareholders and 28.75% to its Consumer Service class shareholders. For this same period the S&P 500 returned 29.55%.

  The financial sector again provided good performances, with Travelers up 79%, Allstate up 77%, and Bank of New York up 69%. Other well performing sectors were consumer issues (Procter & Gamble up 59%, Colgate up 60%, Gillette up 51%) and Health Care (Bristol-Myers up 76%, Schering-Plough up 58%, Pfizer up 47%) and Technology (Microsoft up 108%, Intel up 101%, IBM up 63%).

  Presently we are in an investment environment of low inflation, moderate economic growth and stable monetary policy. However, many investors are still concerned with possible Fed action which could impact earnings for the remainder of the year.

  Our efforts and resources continue to be directed at security selection and not at marketing timing. The large capitalization stocks have appreciated to historically high valuations. Such levels reflect strong fundamentals, low inflation, and low or falling interest rates. However, should corporate profitability prove to be unsustainably high, or should inflation or interest rates jump unexpectedly, then market valuations could be compressed.

                             TEN LARGEST HOLDINGS

    1. General Electric Co.3.15% 4. Microsoft Corp.2.40%            8. Merck & Co., Inc.1.71%
    2. Coca-Cola Co.2.78%        5. Intel Corp.2.04%                9. Procter & Gamble Co.1.63%
    3. Exxon Corp.2.46%          6. Schering Plough1.87%           10. IBM1.57%
                                 7. Royal Dutch Petroleum Co.1.85%

                                       Signed,

                                       /s/ Charles H. Windham, Jr.

                                       Charles H. Windham, Jr.
                                       Vice President
--------
The Fund's performance is compared to the Standard & Poor's 500 Stock Index, which represents the performance of the U.S. stock market as a whole. The index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. Past performance does not guarantee future results.

                        PERFORMANCE MIDCAP GROWTH FUND

  For the twelve months ending May 31, 1997 the MidCap Growth Fund returned 22.62% for the Institutional class and 22.33% for the Consumer Service class. This compares favorably to the S&P MidCap 400 Index which returned 18.21% during the same period.

  Strong performance from the Financial and Technology sectors significantly impacted the Fund's return. Among the Financials, AFLAC and Progressive increased 70%, while Bear Sterns, State Street, and Franklin Resources provided returns of 44%, 73%, and 65% respectively. American Power Conversion, in the Tech sector, was up 80%, while BMC Software increased 71% and Quantum Computer was up 62%. A position in Olsten Corp, down 36% for the period, penalized results. Other disappointing performers were Mylan Labs (down 20%) and Mirage Resorts (down 17%).

  The Fund focuses on those companies in the MidCap Index with increasing earnings prospects and attractive valuations. We plan to continue to direct our concentration on the operating results of individual companies and not on market timing. Listed below are the 10 largest holdings in the Fund at May 31, 1997. The composition of the portfolio is subject to change.

  The middle capitalization stocks have appreciated to high valuations. Such levels reflect strong fundamentals, low inflation, and low or falling interest rates. However, should corporate profitability prove to be unsustainably high, or should inflation or interest rates jump unexpectedly, then market valuations could be compressed.

                             TEN LARGEST HOLDINGS

    1. Manpower Inc. 1.95%    4. State Street Corp. 1.77%        8. Smith International, Inc.1.60%
    2. Dollar General 1.89%   5. Stryker Corp. 1.65%             9. Bear Stearns Cos., Inc. 1.59%
    3. Quantum Computer 1.78% 6. Jones Apparel Group, Inc.1.65% 10. Schwab (Charles) Corp. 1.56%
                              7. Franklin Resources 1.63%

                                       Signed,

                                       /s/ Douglas H. Ralston, CFA

                                       Douglas H. Ralston, CFA
                                       Vice President
                                       Trustmark National Bank
--------
The Fund's performance is compared to the Standard & Poor's MidCap 400 Stock Index, which is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market where the median market capitalization is approximately $700 million. The index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. Past performance does not guarantee future results.

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Portfolio of Investments
May 31, 1997

  SHARES OR
  PRINCIPAL                  SECURITY                   RATING       VALUE
   AMOUNT                  DESCRIPTION                (UNAUDITED)   (NOTE 2)
 ----------- ---------------------------------------  ----------- ------------
             COMMERCIAL PAPER(1) -- 67.2%
             Abbott Laboratories
 $ 5,000,000 6/11/1997 5.500%.......................    A1+/P1    $  4,992,361
   4,950,000 6/19/1997 5.500%.......................    A1+/P1       4,936,387
             Albertson's Inc.
   5,000,000 6/13/1997 5.530%.......................    A1/P1        4,990,783
             American Greetings Corporation
   2,000,000 6/18/1997 5.600%.......................    A1/P1        1,994,711
             Associates Corporation
   5,000,000 6/4/1997 5.550%........................    A1+/P1       4,997,687
   7,000,000 6/6/1997 5.540%........................    A1+/P1       6,994,614
   7,000,000 7/7/1997 5.560%........................    A1+/P1       6,961,080
             AT & T Corporation
   5,000,000 6/10/1997 5.510%.......................    A1+/P1       4,993,112
  10,000,000 6/11/1997 5.520%.......................    A1+/P1       9,984,667
             BankAmerica Corporation
   4,000,000 6/5/1997 5.520%........................    A1/P1        3,997,547
   5,000,000 6/12/1997 5.500%.......................    A1/P1        4,991,598
  10,000,000 7/11/1997 5.530%.......................    A1/P1        9,938,556
             Coca-Cola Company
   2,600,000 6/2/1997 5.500%........................    A1+/P1       2,599,602
             Commercial Credit Corporation
   5,000,000 6/9/1997 5.530%........................    A1/P1        4,993,856
   4,000,000 6/11/1997 5.530%.......................    A1/P1        3,993,856
   6,000,000 7/8/1997 5.550%........................    A1/P1        5,965,775
   5,000,000 7/10/1997 5.520%.......................    A1/P1        4,970,100
             duPont (E.I.) De Nemours & Company
   3,500,000 6/4/1997 5.520%........................    A1+/P1       3,498,390
  10,000,000 6/19/1997 5.550%.......................    A1+/P1       9,972,500
   5,000,000 6/20/1997 5.490%.......................    A1+/P1       4,985,512
             First Union National Bank
   5,000,000 6/9/1997 5.520%........................    A1/P1        4,993,866
             Ford Motor Credit Company
   5,000,000 6/13/1997 5.510%.......................    A1/P1        4,990,817
   5,000,000 7/7/1997 5.530%........................    A1/P1        4,972,350
  10,000,000 7/8/1997 5.540%........................    A1/P1        9,943,061
             General Electric Company
   5,000,000 6/3/1997 5.530%........................    A1+/P1       4,998,464
   6,000,000 6/17/1997 5.540%.......................    A1+/P1       5,985,227
   4,000,000 6/20/1997 5.560%.......................    A1+/P1       3,988,262
   5,000,000 7/1/1997 5.570%........................    A1+/P1       4,976,792
             Merrill Lynch
   5,000,000 6/16/1997 5.550%.......................    A1+/P1       4,988,436
   5,000,000 6/23/1997 5.530%.......................    A1+/P1       4,983,103
   5,000,000 6/25/1997 5.530%.......................    A1+/P1       4,981,567
   5,000,000 6/27/1997 5.530%.......................    A1+/P1       4,980,031
             Minnesota Mining & Manufacturing
              Company
   5,000,000 6/12/1997 5.480%.......................    A1+/P1       4,991,628

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Portfolio of Investments (continued)
May 31, 1997

  SHARES OR
  PRINCIPAL                  SECURITY                    RATING       VALUE
   AMOUNT                  DESCRIPTION                 (UNAUDITED)   (NOTE 2)
 ----------- ---------------------------------------   ----------- ------------
             COMMERCIAL PAPER(1) (CONTINUED)
             Norwest Banks
 $10,000,000 6/10/1997 5.520%.......................     A1+/P1    $  9,986,200
   5,000,000 6/13/1997 5.530%.......................     A1+/P1       4,990,783
   5,000,000 6/18/1997 5.550%.......................     A1+/P1       4,986,896
             Procter & Gamble
   5,000,000 6/5/1997 5.500%........................     A1+/P1       4,996,944
   5,875,000 6/17/1997 5.500%.......................     A1+/P1       5,860,639
   5,000,000 6/30/1997 5.500%.......................     A1+/P1       4,977,847
             PepsiCo. Inc.
   5,000,000 6/13/1997 5.480%.......................     A1/P1        4,990,868
   5,000,000 6/16/1997 5.550%.......................     A1/P1        4,988,438
   5,000,000 6/18/1997 5.500%.......................     A1/P1        4,987,014
   5,000,000 6/24/1997 5.500%.......................     A1/P1        4,982,430
             R.R. Donnelley & Sons Company
  10,000,000 7/1/1997 5.530%........................     A1/P1        9,953,917
   3,000,000 7/7/1997 5.520%........................     A1/P1        2,983,900
             Suntrust Banks
  10,000,000 6/2/1997 5.510%........................     A1/P1        9,998,469
   5,000,000 6/6/1997 5.540%........................     A1/P1        4,996,153
             Toyota Motor Credit Company
   3,000,000 6/3/1997 5.500%........................     A1+/P1       2,999,083
  10,000,000 7/14/1997 5.530%.......................     A1+/P1       9,933,948
                                                                   ------------
             TOTAL COMMERCIAL PAPER (Amortized Cost
             $277,139,827).......................................   277,139,827
                                                                   ------------
             U.S. GOVERNMENT AGENCIES -- 23.9%
             Federal Farm Credit Bank
  20,000,000 6/2/1997 5.590%*.......................     NR/AAA      20,000,000
   1,500,000 9/3/1997 5.620%........................     NR/AAA       1,498,527
   3,000,000 2/3/1998 5.650%........................     NR/AAA       2,998,344
                                                                   ------------
                                                                     24,496,871
                                                                   ------------
             Federal National Mortgage Association
   3,000,000 6/9/1997 5.390%........................     NR/AAA       2,996,407
   5,000,000 10/29/1997 5.530%......................     NR/AAA       4,998,880
   5,000,000 12/5/1997 5.400%.......................     NR/AAA       4,996,172
   1,100,000 1/8/1998 5.190%........................     NR/AAA       1,096,636
   1,000,000 1/13/1998 5.380%.......................     NR/AAA         998,684
   3,000,000 1/16/1998 5.600%.......................     NR/AAA       2,998,497
   5,000,000 2/18/1998 5.500%.......................     NR/AAA       4,991,829
                                                                   ------------
                                                                     23,077,105
                                                                   ------------
             Federal Home Loan Mortgage Corp.
   1,000,000 3/16/1998 5.400%.......................     NR/AAA         997,880
                                                                   ------------
             Federal Home Loan Bank
   2,500,000 11/5/1997 5.770%.......................     NR/AAA       2,500,000
   3,000,000 11/7/1997 5.560%.......................     NR/AAA       2,999,796
   5,000,000 12/26/1997 5.630%......................     NR/AAA       5,000,000
   3,000,000 1/16/1998 5.490%.......................     NR/AAA       2,996,587
   4,000,000 1/21/1998 5.800%.......................     NR/AAA       3,999,792

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Portfolio of Investments (continued)
May 31, 1997

  SHARES OR
  PRINCIPAL                 SECURITY                    RATING       VALUE
   AMOUNT                  DESCRIPTION                (UNAUDITED)   (NOTE 2)
 ----------- --------------------------------------   ----------- ------------
             U.S. GOVERNMENT AGENCIES (CONTINUED)
 $ 2,000,000 1/27/1998 5.730%......................     NR/AAA    $  1,999,795
   1,500,000 2/27/1998 5.100%......................     NR/AAA       1,494,051
   4,000,000 2/27/1998 5.750%......................     NR/AAA       4,000,000
   2,500,000 3/17/1998 5.880%......................     NR/AAA       2,500,000
   2,000,000 3/20/1998 5.720%......................     NR/AAA       1,996,174
                                                                  ------------
                                                                    29,486,195
                                                                  ------------
             Student Loan Marketing Association
  10,000,000 6/20/1997 5.500%......................     NR/NR        9,970,972
   2,000,000 10/24/1997 5.500%.....................     NR/AAA       1,999,826
   3,800,000 11/7/1997 5.820%......................     NR/AAA       3,800,000
   2,000,000 1/23/1998 5.750%......................     NR/AAA       2,000,000
   3,000,000 2/25/1998 5.540%......................     NR/AAA       2,998,273
                                                                  ------------
                                                                    20,769,071
                                                                  ------------
             TOTAL GOVERNMENT AGENCIES (Amortized Cost
             $98,827,122).......................................    98,827,122
                                                                  ------------
             BANKERS ACCEPTANCES(1) -- 2.9%
             Corestates
   3,000,000 6/2/1997 5.350%.......................     A1/P1        2,999,554
   2,000,000 8/13/1997 5.600%......................     A1/P1        1,977,289
             First Alabama
   2,000,000 7/2/1997 5.340%.......................     A1/P1        1,990,803
             Suntrust Bank
   5,000,000 6/19/1997 5.540%......................     A1/P1        4,986,150
                                                                  ------------
             TOTAL BANKERS ACCEPTANCES (Amortized Cost
             $11,953,796).......................................    11,953,796
                                                                  ------------
             U.S. TREASURY OBLIGATIONS -- 2.5%
             U.S. Treasury Notes,
   1,000,000 2/28/1998 5.125%......................     AAA/AAA        993,565
             U.S. Treasury Strips,
  10,000,000 5/15/1998.............................     AAA/AAA      9,459,749
                                                                  ------------
             TOTAL U.S. TREASURY OBLIGATIONS (Amortized Cost
             $10,453,314).......................................    10,453,314
                                                                  ------------
             MONEY MARKET ACCOUNT -- 0.1%
     437,088 AIM Prime Portfolio................................       437,088
                                                                  ------------
             INVESTMENTS IN SECURITIES (Amortized Cost
             $398,811,147)......................................   398,811,147
                                                                  ------------
             REPURCHASE AGREEMENTS -- 4.2%
  17,500,000 Bank of America (dated 5/30/1997), 5.500%,
              6/2/1997..........................................    17,500,000
                                                                  ------------
             (Proceeds at maturity $17,508,021)
             Collateralized by:
             U.S. Treasury Notes
             $17,856,713, 5.875%, 4/30/1998
             TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS 100.8%
             (Amortized Cost $416,311,147) (a)..................   416,311,147
             LIABILITIES IN EXCESS OF OTHER ASSETS 0.8%.........    (3,352,333)
                                                                  ------------
             NET ASSETS 100%....................................  $412,958,814
                                                                  ============

(a) Cost for federal income tax and financial reporting purposes are substantially the same.
   * Variable rate security. Maturity date represents next reset date.
(1) Rates shown represent yield to maturity.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
SHORT TERM GOVERNMENT INCOME FUND
Portfolio of Investments
May 31, 1997

 SHARES OR
 PRINCIPAL                  SECURITY                                  VALUE
   AMOUNT                 DESCRIPTION                     COST       (NOTE 2)
 ---------- ---------------------------------------   ------------ ------------
            U.S. GOVERNMENT AGENCIES -- 22.6%
 $2,000,000 Federal Farm Credit Bank 6.490%,
            7/19/1999..............................   $  2,011,667 $  2,011,980
            FEDERAL HOME LOAN BANK
  1,500,000 6.345%, 6/02/1997......................      1,500,012    1,500,039
  5,000,000 6.495%, 8/09/2001......................      5,002,216    4,974,150
            FEDERAL NATIONAL MORTGAGE ASSOCIATION
  5,000,000 7.740%, 2/03/1998......................      5,006,481    5,059,500
  1,000,000 5.380%, 1/06/1999......................        988,844      994,970
  2,000,000 7.270%, 5/08/2000......................      2,005,473    2,012,840
  2,000,000 6.625%, 5/21/2001......................      1,989,978    1,996,120
  1,705,000 6.580%, 10/02/2001.....................      1,730,738    1,700,107
            FEDERAL HOME LOAN MORTGAGE CORPORATION
  1,500,000 6.395%, 5/16/2000......................      1,481,926    1,496,145
  2,000,000 6.500%, 6/08/2000......................      1,980,979    1,992,400
            STUDENT LOAN MARKETING ASSOCIATION
  5,000,000 7.500%, 3/08/2000......................      5,087,473    5,129,000
                                                      ------------ ------------
            TOTAL U.S. GOVERNMENT AGENCY
            OBLIGATIONS............................     28,785,787   28,867,251
                                                      ------------ ------------
            MORTGAGE-BACKED SECURITIES -- 14.4%
            FEDERAL HOME LOAN MORTGAGE CORPORATION
  5,000,000 1414E 6.250%, 7/15/2005................      4,981,205    4,974,800
  1,000,000 1675D 5.500%, 5/15/2014................        990,593      992,160
            FEDERAL NATIONAL MORTGAGE ASSOCIATION
  1,437,112 92-108E 7.000%, 5/25/2004..............      1,438,843    1,436,969
  2,163,000 93-10E 6.500%, 10/25/2004..............      2,158,040    2,154,370
  2,000,000 93-73D 5.750%, 9/25/2016...............      1,977,958    1,963,680
  1,673,369 93-142A 5.250%, 9/25/2016..............      1,655,858    1,649,690
  5,000,000 94-65PE 6.750%, 7/25/2018..............      5,037,156    4,996,100
    250,410 92-89G 7.000%, 9/25/2018...............        250,588      250,445
                                                      ------------ ------------
            TOTAL MOTGAGE-BACKED SECURITIES........     18,490,241   18,418,214
                                                      ------------ ------------
            U.S. TREASURY OBLIGATIONS -- 61.3%
            U.S. TREASURY NOTES
  7,600,000 5.750%, 9/30/1997......................      7,603,818    7,610,412
  3,000,000 7.375%, 11/15/1997.....................      2,999,340    3,022,950
  7,000,000 7.250%, 2/15/1998......................      6,992,395    7,066,990
  6,000,000 5.875%, 4/30/1998......................      5,985,577    6,000,840
  8,000,000 5.875%, 8/15/1998......................      7,981,289    7,986,720
 10,000,000 5.875%, 10/31/1998.....................     10,018,095    9,976,000
 10,000,000 6.000%, 8/15/1999......................      9,936,055    9,946,000
 10,000,000 6.125%, 9/30/2000......................     10,048,374    9,911,600
 12,000,000 5.625%, 2/28/2001......................     11,740,773   11,674,200
  5,000,000 6.625%, 6/30/2001......................      4,987,296    5,022,050
                                                      ------------ ------------
            TOTAL U.S. TREASURY OBLIGATIONS........     78,293,012   78,217,762
                                                      ------------ ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
SHORT TERM GOVERNMENT INCOME FUND
Portfolio of Investments (continued)
May 31, 1997

 SHARES OR
 PRINCIPAL                SECURITY                                   VALUE
   AMOUNT               DESCRIPTION                   COST          (NOTE 2)
 ---------- -----------------------------------   ------------    ------------
            SHORT-TERM INVESTMENTS -- 1.0%
            MONEY MARKET FUNDS -- 1.0%
 $1,241,722 AIM Treasury Money Market..........   $  1,241,722    $  1,241,722
                                                  ------------    ------------
            TOTAL INVESTMENTS -- 99.3%.........   $126,810,762(a)  126,744,949
                                                  ============
            OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.7%....          887,201
                                                                  ------------
            NET ASSETS -- 100%...............................     $127,632,150
                                                                  ============

(a) Represents aggregate cost for federal income tax purposes and is substantially the same as the identified cost and differs from value by net unrealized depreciation of securities as follows:

   Unrealized appreciation.......................................... $ 311,920
   Unrealized depreciation..........................................  (377,733)
                                                                     ---------
   Net unrealized depreciation...................................... $ (65,813)
                                                                     =========

See notes to financial statements.

PERFORMANCE FUNDS TRUST
INTERMEDIATE TERM GOVERNMENT INCOME FUND
Portfolio of Investments
May 31, 1997

 SHARES OR
 PRINCIPAL                   SECURITY                                  VALUE
   AMOUNT                  DESCRIPTION                     COST      (NOTE 2)
 ---------- -----------------------------------------   ----------- -----------
            U.S. TREASURY OBLIGATIONS -- 39.1%
            U.S. TREASURY BONDS -- 9.7%
 $5,000,000 7.250%, 5/15/2016........................   $ 5,109,888 $ 5,142,550
  4,000,000 7.250%, 8/15/2022........................     4,230,927   4,109,640
                                                        ----------- -----------
            TOTAL U.S. TREASURY BONDS................     9,340,815   9,252,190
                                                        ----------- -----------
            U.S. TREASURY NOTES -- 29.4%
  2,500,000 6.375%, 1/15/2000........................     2,502,858   2,506,000
  3,000,000 7.250%, 8/15/2004........................     3,179,251   3,106,260
  5,000,000 7.375%, 11/15/1997.......................     5,006,235   5,038,250
  1,500,000 6.250%, 5/31/2000........................     1,497,506   1,494,735
  7,000,000 5.875%, 8/15/1998........................     6,990,871   6,988,380
  1,000,000 6.000%, 8/31/1997........................     1,000,272   1,001,650
  5,000,000 6.000%, 5/31/1998........................     4,995,325   5,005,700
  3,000,000 6.000%, 8/15/1999........................     2,984,218   2,983,800
                                                        ----------- -----------
            TOTAL U.S. TREASURY NOTES................    28,156,536  28,124,775
                                                        ----------- -----------
            TOTAL U.S. TREASURY OBLIGATIONS..........    37,497,351  37,376,965
                                                        ----------- -----------
            U.S. GOVERNMENT AGENCIES -- 38.6%
            FEDERAL HOME LOAN BANK -- 3.1%
  1,000,000 7.750%, 10/30/2006.......................       998,095   1,007,930
  1,000,000 7.250%, 3/7/2011.........................     1,000,000     966,530
  1,000,000 8.000%, 5/2/2011.........................     1,000,000     997,050
                                                        ----------- -----------
                                                          2,998,095   2,971,510
                                                        ----------- -----------
            FEDERAL HOME LOAN MORTGAGE CORPORATION --
            9.4%
  1,000,000 7.256%, 9/17/2001........................     1,000,000   1,005,000
  1,000,000 7.050%, 3/24/2004........................       975,305     983,270
  1,000,000 7.108%, 1/24/2002........................       995,850     998,920
  2,000,000 7.520%, 9/1/2005.........................     1,999,210   1,997,120
  1,000,000 6.970%, 10/3/2005........................       987,153     983,770
  1,000,000 7.405%, 4/19/2006........................       986,495   1,007,990
  1,000,000 7.275%, 12/11/2006.......................       995,129     989,610
  1,000,000 8.000%, 4/9/2007.........................       997,071   1,000,890
                                                        ----------- -----------
                                                          8,936,213   8,966,570
                                                        ----------- -----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION --
            23.9%
  5,000,000 7.000%, 5/10/2001........................     4,997,140   5,013,250
  5,000,000 7.000%, 8/14/2001........................     5,000,000   5,003,750
  2,000,000 7.080%, 5/6/2002.........................     1,998,116   1,998,125
  2,000,000 7.125%, 2/19/2004........................     2,000,000   1,978,840
  1,000,000 7.300%, 5/13/2004........................       995,590     997,600
  2,000,000 6.490%, 1/19/2006........................     1,964,731   1,918,280
  1,000,000 7.320%, 5/3/2006.........................       997,635   1,002,540
  1,000,000 7.190%, 11/6/2006........................       997,943     995,280
  1,000,000 7.330%, 4/2/2007.........................     1,000,000   1,006,250
  1,000,000 7.670%, 4/6/2011.........................       992,250     982,720
  2,000,000 6.230%, 8/18/1999........................     2,000,000   2,000,580
                                                        ----------- -----------
                                                         22,943,405  22,897,215
                                                        ----------- -----------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
INTERMEDIATE TERM GOVERNMENT INCOME FUND
Portfolio of Investments (continued)
May 31, 1997

 SHARES OR
 PRINCIPAL                   SECURITY                                  VALUE
   AMOUNT                  DESCRIPTION                     COST      (NOTE 2)
 ---------- -----------------------------------------   ----------- -----------
            SMALL BUSINESS ADMINISTRATION LOAN
            AGREEMENTS -- 0.2%
 $  207,273 12.250%, 11/15/1998......................   $   210,900 $   212,196
                                                        ----------- -----------
            TENNESSEE VALLEY AUTHORITY -- 2.0%
  2,000,000 6.375%, 6/15/2005........................     1,958,038   1,932,500
                                                        ----------- -----------
            TOTAL U.S. GOVERNMENT AGENCIES...........    37,046,651  36,979,991
                                                        ----------- -----------
            MORTGAGE-BACKED SECURITIES -- 0.2%
            FEDERAL NATIONAL MORTGAGE ASSOCIATION --
            0.1%
     23,786 Pool #106594, 9.000%, 12/01/1997.........        24,055      24,316
     21,924 Pool #114579, 8.000%, 2/01/1998..........        22,136      22,364
                                                        ----------- -----------
                                                             46,191      46,680
                                                        ----------- -----------
            GOVERNMENT NATIONAL MORTGAGE
            ASSOCIATION-- 0.1%
      8,024 Pool #192407, 9.000%, 1/15/2017..........         8,786       8,398
     67,183 Pool #210311, 9.000%, 6/15/2017..........        73,796      70,346
     46,800 Pool #271741, 9.000%, 3/15/2020..........        51,498      49,012
                                                        ----------- -----------
                                                            134,080     127,756
                                                        ----------- -----------
            TOTAL MORTGAGE BACKED SECURITIES.........       180,271     174,436
                                                        ----------- -----------
            CORPORATE BONDS -- 20.2%
            CONSUMER DURABLES -- 1.8%
            Ford Motor Company:
    500,000 7.250%, 10/01/2008.......................       497,790     496,875
    250,000 7.125%, 11/15/2025.......................       240,140     234,688
  1,000,000        General Motors Corporation 7.100%,
            3/15/2006................................       992,369     995,000
                                                        ----------- -----------
                                                          1,730,299   1,726,563
                                                        ----------- -----------
            CONSUMER NON-DURABLES --0.8%
    250,000 American Home Products, Inc. 7.250%,
            3/1/2023.................................       250,000     242,813
    250,000 Coca-Cola Enterprises, Inc. 6.750%,
            9/15/2023................................       242,281     225,000
    250,000 Kimberly-Clark Corporation 6.875%,
            2/15/2014................................       248,368     232,187
                                                        ----------- -----------
                                                            740,649     700,000
                                                        ----------- -----------
            FINANCIAL SERVICES -- 8.5%
            American General Corporation:
    500,000 6.750%, 6/15/2005........................       500,000     485,000
    250,000 7.500%, 7/15/2025........................       249,503     243,750
    250,000 Associates Corp. of North America 6.000%,
            3/15/2000................................       247,704     245,625
            Bankers Trust Company:
    250,000 7.125%, 7/31/2002........................       249,485     250,625
    500,000 7.500%, 11/15/2015.......................       497,577     482,500
            Chase Manhattan Corporation:
    500,000 8.000%, 5/1/2005.........................       499,630     505,625
    250,000 6.500%, 1/15/2009........................       236,725     232,812
    250,000 First Bank, N.A. 6.875%, 4/1/2006........       248,758     243,125
            Household Finance Corporation:
    250,000 6.375%, 6/30/2000........................       249,535     247,500
    500,000 6.700%, 6/15/2002........................       500,000     496,875
    500,000 6.875%, 3/1/2007.........................       497,334     485,625

See notes to financial statements.

PERFORMANCE FUNDS TRUST
INTERMEDIATE TERM GOVERNMENT INCOME FUND
Portfolio of Investments (continued)
May 31, 1997

 SHARES OR
 PRINCIPAL                   SECURITY                                  VALUE
   AMOUNT                  DESCRIPTION                     COST      (NOTE 2)
 ---------- -----------------------------------------   ----------- -----------
            CORPORATE BONDS (CONTINUED)
            FINANCIAL SERVICES (CONTINUED)
 $  500,000 IBM Credit Corporation 7.000%, 5/29/2001.   $   500,000 $   501,875
    250,000 International Lease Finance 6.125%,
            11/1/1999................................       249,447     247,812
    500,000 ITT Hartford Group, Inc. 7.300%,
            11/1/2015................................       494,819     477,500
            Merrill Lynch & Company:
    500,000 7.000%, 4/27/2008........................       496,207     488,750
    250,000 6.250%, 10/15/2008.......................       235,438     230,000
    250,000 NationsBank Corporation 6.875%,
            2/15/2005................................       247,541     244,063
    250,000 Norwest Corporation 6.500%, 6/1/2005            249,129     239,375
    500,000 Sears Roebuck Acceptance Corporation
            6.700%, 11/15/2006.......................       500,000     482,500
    500,000 Smith Barney Holdings, Inc. 7.500%,
            5/1/2002.................................       497,530     510,000
            The Travelers Group, Inc.:
    500,000 6.125%, 6/15/2000........................       506,814     492,500
    250,000 6.625%, 9/15/2005........................       248,992     240,625
                                                        ----------- -----------
                                                          8,202,168   8,074,062
                                                        ----------- -----------
            HEALTH CARE -- 0.2%
    250,000 Eli Lilly & Company 7.125%, 6/1/2025.....       247,754     239,062
                                                        ----------- -----------
            RAW MATERIALS -- 1.5%
    500,000 Air Products & Chemicals, Inc. 7.375%,
            5/1/2005.................................       497,738     508,125
    750,000 du Pont (E.I.) De Nemours & Company
            6.00%, 12/1/2001.........................       736,608     724,688
    250,000 PPG Industries, Inc. 6.875%, 8/1/2005....       249,733     248,125
                                                        ----------- -----------
                                                          1,484,079   1,480,938
                                                        ----------- -----------
            RETAIL -- 0.5%
    250,000 J.C.Penney & Company 6.875%, 10/15/2015..       247,499     228,438
    250,000 Rite-Aid Corporation 6.875%, 8/15/2013...       237,688     226,875
                                                        ----------- -----------
                                                            485,187     455,313
                                                        ----------- -----------
            TECHNOLOGY -- 1.0%
            Raytheon Company:
    250,000 6.500%, 7/15/2005........................       245,659     238,125
    250,000 7.375%, 7/15/2025........................       241,227     231,563
    250,000 Rockwell International Corporation
            6.625%, 6/1/2005.........................       248,852     243,125
    250,000 WMX 6.250%, 10/15/2000...................       249,752     246,250
                                                        ----------- -----------
                                                            985,490     959,063
                                                        ----------- -----------
            TELECOMMUNICATIONS -- 2.7%
    250,000 Chesapeake Bell Telephone Virginia
            7.000%, 7/15/2025........................       243,844     230,938
    250,000 Motorola, Inc. 6.500%, 3/1/2008..........       249,775     238,750
    250,000 New York Telephone Company 7.250%,
            2/15/2024................................       243,916     231,875
    250,000 Northern Telecommunications 6.875%,
            9/1/2023.................................       242,153     226,875
            Southern New England Telecommunication,
            Inc.:
    500,000 7.000%, 8/15/2005........................       498,815     495,625
    240,000 7.125%, 8/1/2007.........................       239,689     238,800
            Southwestern Bell Telephone Company:
    250,000 6.250%, 10/15/2002.......................       250,235     243,437
    250,000 7.200%, 10/15/2026.......................       250,287     233,437

See notes to financial statements.

PERFORMANCE FUNDS TRUST
INTERMEDIATE TERM GOVERNMENT INCOME FUND
Portfolio of Investments (continued)
May 31, 1997

 SHARES OR
 PRINCIPAL                 SECURITY                                    VALUE
   AMOUNT                 DESCRIPTION                   COST         (NOTE 2)
 ---------- --------------------------------------   -----------    -----------
            CORPORATE BONDS (CONTINUED)
            TELECOMMUNICATIONS (CONTINUED)
            U.S. WEST Communications, Inc.:
 $  250,000 6.375%, 10/15/2002....................   $   249,414    $   244,375
    250,000 7.500%, 6/15/2023.....................       244,402        236,875
                                                     -----------    -----------
                                                       2,712,530      2,620,987
                                                     -----------    -----------
            UTILITIES -- 3.2%
            Consolidated Edison Company of New
            York, Inc.:
    250,000 6.625%, 7/1/2005......................       249,286        241,875
    250,000 7.500%, 6/15/2023.....................       249,383        240,938
    250,000 Duke Power Company 6.875%, 8/1/2023...       238,478        225,625
    225,000          Georgia Power Company 6.625%,
            4/1/2003..............................       224,325        219,938
    250,000  Northern States Power Company 7.125%,
            7/1/2025..............................       247,699        238,750
            Pacific Gas & Electric Company:
    250,000 6.250%, 3/1/2004......................       243,696        239,687
    250,000 7.250%, 8/1/2026......................       242,056        235,625
    250,000 Pacificorp 6.625%, 6/1/2007...........       248,602        237,812
    250,000   Public Service Electric & Gas 6.00%,
            5/1/2000..............................       248,094        245,000
            Southern California Edison Company:
    250,000 6.500%, 6/1/2001......................       250,000        246,561
    250,000 6.900%, 10/1/2018.....................       234,908        229,688
    500,000      Virginia Electric & Power Company
            6.750%, 2/1/2007......................       493,730        481,250
                                                     -----------    -----------
                                                       3,170,257      3,082,749
                                                     -----------    -----------
            TOTAL CORPORATE BONDS.................    19,758,413     19,338,737
                                                     -----------    -----------
            MONEY MARKET ACCOUNT -- 1.0%
    911,998 AIM Treasury Money Market.............       911,998        911,998
                                                     -----------    -----------
            TOTAL INVESTMENTS 99.1%                  $95,394,683(a)  94,782,127
                                                     ===========
            ASSETS IN EXCESS OF OTHER LIABILITIES
            -- 0.9%...............................                      925,230
                                                                    -----------
            NET ASSETS -- 100%....................                  $95,707,357
                                                                    ===========

(a) Represents aggregate cost for federal income tax purposes and is substantially the same as the identified cost and differs from value by net unrealized depreciation of securities as follows:

   Unrealized appreciation........................................... $ 200,653
   Unrealized depreciation...........................................  (813,209)
                                                                      ---------
   Net unrealized depreciation....................................... $(612,556)
                                                                      =========

See notes to financial statements.

PERFORMANCE FUNDS TRUST
EQUITY FUND
Portfolio of Investments
May 31, 1997

 SHARES OR
 PRINCIPAL                   SECURITY                                   VALUE
  AMOUNT                   DESCRIPTION                      COST      (NOTE 2)
 --------- -------------------------------------------   ----------- -----------
           COMMON STOCKS -- 94.0%
           BUSINESS EQUIPMENT & SERVICES -- 1.4%
   17,000  Federal Express Corporation*...............   $   565,290 $   890,375
   30,000  Moore Corporation Ltd......................       603,050     667,500
   25,000  National Service Industries, Inc...........       824,408   1,096,875
   25,000  Ryder System, Inc..........................       499,619     828,125
                                                         ----------- -----------
                                                           2,492,367   3,482,875
                                                         ----------- -----------
           CAPITAL GOODS -- 5.2%
   36,000  Black & Decker Corporation.................     1,081,865   1,251,000
  132,000  General Electric Company...................     3,959,861   7,969,500
   30,000  Illinois Tool Works, Inc...................       920,715   1,488,750
   49,000  Sherwin-Williams Company...................       909,635   1,470,000
   13,000  Timken Company.............................       495,895     892,125
                                                         ----------- -----------
                                                           7,367,971  13,071,375
                                                         ----------- -----------
           CONSUMER DURABLES -- 2.4%
   14,000  Dana Corporation...........................       385,735     505,750
   37,000  Chrysler Corporation.......................     1,172,310   1,174,750
   54,000  Ford Motor Company.........................     1,659,768   2,025,000
   36,000  General Motors Corporation.................     1,705,842   2,061,000
   11,000  Maytag Corporation.........................       184,090     294,250
                                                         ----------- -----------
                                                           5,107,745   6,060,750
                                                         ----------- -----------
           CONSUMER NON-DURABLES -- 12.9%
   10,000  American Brands............................       494,650     490,000
   37,000  Anheuser-Busch Companies, Inc..............     1,223,824   1,586,375
  103,000  Coca Cola Company..........................     3,286,650   7,029,750
   36,000  Colgate-Palmolive Company..................     1,028,513   2,232,000
   24,000  ConAgra, Inc...............................       864,315   1,443,000
   38,000  Gillette Company...........................     1,252,957   3,377,250
   27,000  Hershey Foods Corporation..................       865,210   1,515,375
   42,000  Kimberly-Clark Corporation.................     1,185,689   2,105,250
   22,000  Liz Claiborne, Inc.........................       744,238   1,003,750
   72,000  PepsiCo, Inc...............................     1,645,800   2,646,000
   20,000  Premark International, Inc.................       165,431     545,000
   30,000  Procter & Gamble Company...................     2,271,703   4,136,250
   20,000  Tupperware Corporation.....................       468,298     725,000
   12,000  Unilever NV.-New York Shares ADR...........     1,737,853   2,325,000
   25,000  Wrigley (WM.) Jr. Company..................     1,033,437   1,481,250
                                                         ----------- -----------
                                                          18,268,568  32,641,250
                                                         ----------- -----------
           CONSUMER SERVICES -- 3.0%
   10,000  Dow Jones & Company, Inc...................       371,500     388,750
   18,000  King World Productions, Inc.*..............       647,029     677,250
   49,750  Mattel, Inc................................       634,173   1,486,281
   70,000  Meredith Corporation.......................       776,365   1,811,250
    9,000  Nike, Inc., Class B........................       555,810     513,000
   34,000  The Walt Disney Company....................     1,990,678   2,783,750
                                                         ----------- -----------
                                                           4,975,555   7,660,281
                                                         ----------- -----------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
EQUITY FUND
Portfolio of Investments (continued)
May 31, 1997

 SHARES OR
 PRINCIPAL                  SECURITY                                   VALUE
  AMOUNT                   DESCRIPTION                     COST      (NOTE 2)
 --------- ------------------------------------------   ----------- -----------
           ENERGY -- 8.3%
   26,000  Amoco Corporation.........................   $ 1,463,460 $ 2,323,750
   34,000  Chevron Corporation.......................     1,568,847   2,380,000
  105,000  Exxon Corporation.........................     3,787,146   6,221,250
   19,000  Halliburton Company.......................     1,006,805   1,470,125
   15,000  Helmerich & Payne, Inc....................       557,475     841,875
   21,000  Mobil Corporation.........................     1,493,560   2,937,375
   24,000     Royal Dutch Petroleum Company--New York
           Shares ADR................................     3,211,321   4,686,000
                                                        ----------- -----------
                                                         13,088,614  20,860,375
                                                        ----------- -----------
           FINANCIAL SERVICES -- 13.8%
   33,000  Allstate Corporation......................     1,210,063   2,429,625
   37,000  American Express Company..................     1,150,563   2,571,500
   24,000  American International Group, Inc.........     1,914,218   3,249,000
   43,000  Bank of New York Company, Inc.............       815,344   1,832,875
   21,000  BankAmerica Corporation...................     1,282,358   2,454,375
   18,000  BankBoston Corporation....................       746,725   1,314,000
   21,000  Chase Manhattan Corporation...............     1,601,890   1,984,500
   21,000  Citicorp..................................     1,132,028   2,401,875
   13,000  Dean Witter Discover & Company............       455,995     536,250
   66,000  Federal Home Loan Mortgage Corporation....       992,310   2,178,000
   54,000  Federal National Mortgage Association.....     1,205,763   2,355,750
   28,000  Green Tree Financial Corporation..........       946,208     980,000
   11,000  Merrill Lynch.............................       993,177   1,166,000
   20,000  Morgan Stanley Group, Inc.................     1,107,488   1,350,000
   37,000  NationsBank Corporation...................     1,172,070   2,178,375
   30,000  SunTrust Banks, Inc.......................       906,096   1,601,250
   42,000  The Travelers Group, Inc..................       986,961   2,304,750
    8,000  Wells Fargo & Company.....................     1,283,140   2,108,000
                                                        ----------- -----------
                                                         19,902,397  34,996,125
                                                        ----------- -----------
           HEALTH CARE -- 11.6%
   38,000  Abbott Laboratories.......................     1,211,258   2,394,000
   28,000  American Home Products Corporation........     1,675,645   2,135,000
   21,000  Baxter International, Inc.................       686,979   1,107,750
   42,300  Bristol-Myers Squibb Company..............     1,679,865   3,103,763
   25,000  Eli Lilly & Company.......................     1,698,375   2,325,000
   55,000  Johnson & Johnson, Inc....................     2,032,937   3,293,125
   11,000  Manor Care, Inc...........................       203,680     314,875
   48,000  Merck & Company, Inc......................     2,591,282   4,314,000
   28,000  Pfizer, Inc...............................     1,929,999   2,880,500
   52,000  Schering-Plough Corporation...............     1,477,532   4,719,000
   26,000  Warner Lambert Company....................       839,034   2,619,500
                                                        ----------- -----------
                                                         16,026,586  29,206,513
                                                        ----------- -----------
           MACHINERY & EQUIPMENT -- 0.6%
   12,000  Caterpillar, Inc..........................       977,656   1,171,500
    7,000  Harnischfeger Industries, Inc.............       302,505     300,125
                                                        ----------- -----------
                                                          1,280,161   1,471,625
                                                        ----------- -----------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
EQUITY FUND
Portfolio of Investments (continued)
May 31, 1997

 SHARES OR
 PRINCIPAL                   SECURITY                                  VALUE
  AMOUNT                   DESCRIPTION                      COST     (NOTE 2)
 --------- -------------------------------------------   ---------- -----------
           MULTI-INDUSTRY -- 2.2%
   19,000  Allied-Signal, Inc.........................   $  946,185 $ 1,458,250
   12,000  Loews Corporation..........................      704,922   1,167,000
   19,000  Textron, Inc...............................    1,178,220   2,251,500
   32,000  Whitman Corporation........................      538,930     772,000
                                                         ---------- -----------
                                                          3,368,257   5,648,750
                                                         ---------- -----------
           RAW MATERIALS -- 4.1%
   14,000  Aluminum Company of America................      644,930   1,030,750
   26,000  Avery-Dennison Corporation.................      538,050     978,250
   26,000  Cyprus Amax Minerals Company...............      752,090     633,750
   16,000  Dow Chemical Company.......................    1,252,370   1,334,000
   27,000  duPont (E.I.) de Nemours & Company.........    1,898,408   2,939,625
   20,000  Ecolab, Inc................................      435,342     832,500
   17,000  Hercules, Inc..............................      640,730     796,875
   18,000  Praxair, Inc...............................      484,645     947,250
   20,000  Union Carbide Corporation..................      863,800     935,000
                                                         ---------- -----------
                                                          7,510,365  10,428,000
                                                         ---------- -----------
           RETAIL -- 4.5%
   23,000  Circuit City Stores, Inc...................      466,785     908,500
   27,000  The Gap, Inc...............................      867,693     924,750
   20,000  J.C. Penney Company........................      790,950   1,030,000
   36,000  McDonalds Corporation......................      955,865   1,809,000
   26,000  Sears, Roebuck & Company...................      991,664   1,277,250
   49,000  Walgreen Company...........................    1,074,545   2,290,750
  107,000  Wal-Mart Stores, Inc.......................    2,654,263   3,183,250
                                                         ---------- -----------
                                                          7,801,765  11,423,500
                                                         ---------- -----------
           SHELTER -- 0.6%
   24,000  Armstrong World Industries, Inc............      976,173   1,632,000
                                                         ---------- -----------
           TECHNOLOGY -- 14.1%
   48,000  Andrew Corporation*........................      324,283   1,308,000
   19,000  Ceridian Corporation*......................      666,090     698,250
   30,000  Cisco Systems, Inc.*.......................    1,678,513   2,032,500
   14,000  Compaq Computer Corporation*...............    1,162,336   1,515,500
   14,000  Computer Associates International, Inc.....      317,400     766,500
    9,000  Dell Computer Corporation..................      594,310   1,012,500
   47,000  Hewlett Packard Company*...................    1,553,641   2,420,500
   34,000  Intel Corporation..........................    2,130,619   5,151,000
   46,000              International Business Machines
           Corporation................................    2,260,069   3,979,000
   13,000  Lockheed Martin Corporation................    1,052,983   1,217,125
   60,000  Loral Space & Communications Ltd.*.........      727,500   1,005,000
   18,796  Lucent Technologies, Inc...................      868,550   1,195,896
   49,000  Microsoft Corporation*.....................    2,477,186   6,076,000
   27,000  Motorola, Inc..............................    1,496,160   1,792,125
    4,062  NCR Corporation............................      116,421     132,015
   34,000  Northrop Grumman Corporation...............    1,281,324   2,881,500
   27,000  Raytheon Company...........................      734,112   1,289,250

See notes to financial statements.

PERFORMANCE FUNDS TRUST
EQUITY FUND
Portfolio of Investments (continued)
May 31, 1997

 SHARES OR
 PRINCIPAL              SECURITY                                   VALUE
  AMOUNT               DESCRIPTION                  COST          (NOTE 2)
 --------- ----------------------------------   ------------    ------------
           TECHNOLOGY (CONTINUED)
    19,000 Rockwell International
           Corporation.......................   $    630,960    $  1,225,500
                                                ------------    ------------
                                                  20,072,457      35,698,161
                                                ------------    ------------
           TRANSPORTATION -- 0.9%
    12,000 Burlington Northern Santa Fe
           Corporation.......................        884,820         996,000
    13,000 Norfolk Southern Corporation......        954,811       1,262,625
                                                ------------    ------------
                                                   1,839,631       2,258,625
                                                ------------    ------------
           UTILITIES -- 8.4%
    31,000 Ameritech Corporation.............      1,826,415       2,030,500
    72,000 AT & T Corporation................      2,600,145       2,655,000
    46,000 BellSouth Corporation.............      1,534,865       2,087,250
    36,000 Consolidated Edison Company of New
           York, Inc.........................      1,236,852       1,048,500
    36,000 Detroit Edison Company............      1,216,275         958,500
    44,000 Entergy Corporation...............      1,529,433       1,160,500
    49,000 GTE Corporation...................      1,848,166       2,162,125
    20,800 MCI Communications Corporation....        383,960         798,200
    38,000 Ohio Edison Company...............        819,420         807,500
    31,000 Pacific Enterprises...............        842,220       1,015,250
    40,000 SBC Communications, Inc...........      1,599,060       2,340,000
   100,000 Southern Company..................      1,936,353       2,125,000
    43,000 Sprint Corporation................      1,228,167       2,101,625
                                                ------------    ------------
                                                  18,601,331      21,289,950
                                                ------------    ------------
           TOTAL COMMON STOCKS...............    148,679,943     237,830,155
                                                ------------    ------------
           SHORT TERM INVESTMENTS -- 6.0%
           U.S. TREASURY OBLIGATIONS -- 2.8%
 2,500,000 U.S. Treasury Bills 4.92%
           6/12/1997.........................      2,496,242       2,496,400
 2,500,000 U.S. Treasury Bills 4.99%
           7/17/1997.........................      2,483,740       2,484,825
 2,000,000 U.S. Treasury Bills 4.99%
           8/14/1997.........................      1,979,117       1,979,980
                                                ------------    ------------
                                                   6,959,099       6,961,205
                                                ------------    ------------
           MONEY MARKET ACCOUNT -- 3.2%
 8,270,220 AIM Treasury Money Market.........      8,270,220       8,270,220
                                                ------------    ------------
           TOTAL SHORT TERM INVESTMENTS......     15,229,319      15,231,425
                                                ------------    ------------
           TOTAL INVESTMENTS 100.0%..........   $163,909,262(a)  253,061,580
                                                ============
           LIABILITIES IN EXCESS OF TOTAL ASSETS -- 0.0%...          (76,789)
                                                                ------------
           NET ASSETS -- 100.0%............................     $252,984,791
                                                                ============

ADR--American Depository Receipt

(a) Represents aggregate cost for federal income tax purposes and is substantially the same as the identified cost and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation......................................... $90,147,478
   Unrealized depreciation.........................................    (995,160)
                                                                    -----------
   Net unrealized appreciation..................................... $89,152,318
                                                                    ===========

*Represents non-income producing security.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
MID CAP GROWTH FUND
Portfolio of Investments
May 31, 1997

 SHARES OR
 PRINCIPAL                   SECURITY                                  VALUE
  AMOUNT                   DESCRIPTION                     COST       (NOTE 2)
 --------- -------------------------------------------  ----------- ------------
           COMMON STOCKS -- 94.4%
           ADVERTISING -- 1.0%
  23,000   Omnicom Group, Inc.........................  $   965,006 $  1,334,000
                                                        ----------- ------------
           AEROSPACE/DEFENSE -- 1.2%
  24,000   Precision Castparts Corporation............      607,400    1,500,000
   2,140   Primex Technologies, Inc...................       25,638       49,755
                                                        ----------- ------------
                                                            633,038    1,549,755
                                                        ----------- ------------
           AUTO PARTS -- 1.1%
  28,000   Kaydon Corporation.........................      787,360    1,389,500
                                                        ----------- ------------
           BUILDING MATERIALS -- 1.1%
  20,000   Vulcan Materials Company...................    1,135,842    1,460,000
                                                        ----------- ------------
           BUSINESS EQUIPMENT & SERVICES-- 3.5%
  55,000   Comdisco, Inc..............................      989,401    2,028,125
  57,000   Manpower, Inc..............................    1,735,855    2,550,750
                                                        ----------- ------------
                                                          2,725,256    4,578,875
                                                        ----------- ------------
           CAPITAL GOODS -- 2.8%
  80,000   American Power Conversion Corporation*.....    1,386,750    1,860,000
  10,000   Avnet, Inc.................................      438,400      630,000
  29,000   Kennametal, Inc*...........................      822,997    1,152,750
                                                        ----------- ------------
                                                          2,648,147    3,642,750
                                                        ----------- ------------
           CHEMICALS -- 2.2%
  13,000   IMC Global, Inc............................      480,795      508,625
  43,000   Olin Corporation...........................    1,354,196    1,763,000
  36,100   Wellman, Inc...............................      816,999      645,288
                                                        ----------- ------------
                                                          2,651,990    2,916,913
                                                        ----------- ------------
           COMMERCIAL SERVICES -- 1.3%
  85,000   Olsten Corporation.........................    1,998,323    1,668,125
                                                        ----------- ------------
           COMPUTER EQUIPMENT -- 1.8%
  60,000   Quantum Corporation*.......................    1,031,875    2,332,500
                                                        ----------- ------------
           COMPUTER SOFTWARE -- 3.2%
  30,000   BMC Software, Inc.*........................      346,425    1,623,750
  38,250   Cadence Design Systems, Inc.*..............      299,795    1,271,813
  54,200   Reynolds & Reynolds Company................      655,312    1,266,925
                                                        ----------- ------------
                                                          1,301,532    4,162,488
                                                        ----------- ------------
           CONSUMER DURABLES -- 1.2%
  36,000   Harley-Davidson, Inc.......................    1,180,042    1,611,000
                                                        ----------- ------------
           CONSUMER NON-DURABLES -- 3.7%
  92,700   Coca-Cola Enterprises, Inc.................      545,711    1,958,288
  56,800   IBP, Inc...................................    1,019,141    1,334,800
  34,033   Lancaster Colony Corporation...............    1,185,197    1,531,485
                                                        ----------- ------------
                                                          2,750,049    4,824,573
                                                        ----------- ------------
           CONSUMER SERVICES -- 0.6%
  28,500   Banta Corporation..........................      688,247      790,875
                                                        ----------- ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
MID CAP GROWTH FUND
Portfolio of Investments (continued)
May 31, 1997

 SHARES OR
 PRINCIPAL                   SECURITY                                  VALUE
  AMOUNT                   DESCRIPTION                     COST       (NOTE 2)
 --------- -------------------------------------------  ----------- ------------
           COMMON STOCKS (CONTINUED)
           DRUGS -- 0.8%
  70,000   Mylan Laboratories.........................  $ 1,308,225 $  1,058,750
                                                        ----------- ------------
           ELECTRICAL EQUIPMENT -- 0.4%
  20,000   Ametek, Inc................................      337,960      467,500
                                                        ----------- ------------
           ELECTRONICS -- 3.2%
  24,000   Analog Devices, Inc.*......................      477,120      642,000
  31,000   Arrow Electronics, Inc.*...................    1,502,025    1,770,875
  36,000   Sundstrand Corporation.....................    1,400,114    1,791,000
                                                        ----------- ------------
                                                          3,379,259    4,203,875
                                                        ----------- ------------
           ENERGY -- 2.8%
  40,000   Smith International, Inc.*.................      405,926    2,095,000
  48,600   Tosco Corporation..........................      692,634    1,585,575
                                                        ----------- ------------
                                                          1,098,560    3,680,575
                                                        ----------- ------------
           ENTERTAINMENT -- 0.5%
  30,000   Mirage Resorts*............................      369,249      716,250
                                                        ----------- ------------
           FINANCIAL SERVICES -- 11.9%
  37,200   AFLAC, Inc.................................      807,817    1,897,200
  64,139   Bear Stearns Companies, Inc................    1,274,360    2,084,518
  21,800   Crestar Financial Corporation..............      494,693      828,400
  50,000   Edwards (A.G.), Inc........................    1,202,110    1,856,250
  42,300   First Security Corporation.................      538,004    1,036,350
  33,000   Franklin Resouces, Inc.....................    1,031,307    2,136,750
  37,000   Paine Webber Group, Inc....................    1,238,705    1,313,500
  50,000   Schwab (Charles) Corporation...............    1,080,100    2,031,250
  52,000   State Street Corporation...................    1,082,385    2,320,500
                                                        ----------- ------------
                                                          8,749,480   15,504,718
                                                        ----------- ------------
           FOREST PRODUCTS & PAPERS -- 0.3%
   7,000   Consolidated Papers, Inc...................      369,630      381,500
                                                        ----------- ------------
           HEALTH CARE -- 4.4%
  30,000   Beckman Instruments, Inc...................      829,592    1,398,750
  21,900   Datascope Corporation*.....................      352,432      416,100
  37,000   Healthcare COMPARE Corporation*............    1,185,813    1,826,875
  62,000   Stryker Corporation........................    1,352,132    2,162,250
                                                        ----------- ------------
                                                          3,719,969    5,803,975
                                                        ----------- ------------
           HOTELS -- 0.8%
  19,800   Hospitality Franchise Systems..............      486,189    1,066,725
                                                        ----------- ------------
           INDUSTRIAL -- 0.7%
  24,000   Harsco Corporation.........................      784,080      936,000
                                                        ----------- ------------
           INSURANCE -- 3.6%
  17,550   Mercantile Bancorporation..................      548,123    1,035,450
  23,000   Progressive Corporation....................    1,514,208    1,819,875
  38,000   SunAmerica, Inc............................    1,316,974    1,795,500
                                                        ----------- ------------
                                                          3,379,305    4,650,825
                                                        ----------- ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
MID CAP GROWTH FUND
Portfolio of Investments (continued)
May 31, 1997

 SHARES OR
 PRINCIPAL                   SECURITY                                  VALUE
  AMOUNT                   DESCRIPTION                     COST       (NOTE 2)
 --------- -------------------------------------------  ----------- ------------
           COMMON STOCKS (CONTINUED)
           MANUFACTURING -- 3.3%
  48,000   Callaway Golf..............................  $ 1,069,820 $  1,548,000
  17,600   Danaher Corporation........................      334,097      853,600
  51,000   Leggett & Platt, Inc.......................    1,124,485    1,925,250
                                                        ----------- ------------
                                                          2,528,402    4,326,850
                                                        ----------- ------------
           MEDICAL-HOSPITAL SERVICES -- 1.4%
  46,000   Vencor, Inc................................    1,681,578    1,874,500
                                                        ----------- ------------
           METALS -- 0.6%
  10,700   Brush Wellman, Inc.........................      184,063      227,375
  24,300   Hanna (M.A.) Company.......................      412,316      561,938
                                                        ----------- ------------
                                                            596,379      789,313
                                                        ----------- ------------
           OIL/GAS -- 1.3%
  47,000   Valero Energy..............................    1,003,105    1,680,250
                                                        ----------- ------------
           PHARMACEUTICALS -- 1.2%
  40,000   Watson Pharmaceutical, Inc*................    1,630,002    1,565,000
                                                        ----------- ------------
           PUBLISHING & PRINTING -- 1.2%
  20,000   Belo (A.H.) Corporation-Common Series A....      535,650      770,000
   2,000   Washington Post Company....................      613,555      771,250
                                                        ----------- ------------
                                                          1,149,205    1,541,250
                                                        ----------- ------------
           RAW MATERIALS -- 1.4%
  36,000   Cleveland Cliffs, Inc......................    1,456,106    1,521,000
  11,220   Ultramar Diamond...........................      309,067      370,260
                                                        ----------- ------------
                                                          1,765,173    1,891,260
                                                        ----------- ------------
           RETAIL -- 6.0%
  40,000   Claire Stores, Inc.........................      721,900      770,000
  73,437   Dollar General Corporation.................    1,123,096    2,469,319
  34,800   Hannaford Brothers Company.................      847,109    1,213,650
  60,000   Mac Frugals Bargains Close-Outs, Inc.*.....      891,400    1,785,000
  55,000   Waban, Inc.*...............................      883,175    1,670,625
                                                        ----------- ------------
                                                          4,466,680    7,908,594
                                                        ----------- ------------
           RETAIL -- SPECIALTY LINE--0.7%
  40,000   Staples, Inc.*.............................      526,125      880,000
                                                        ----------- ------------
           SHELTER -- 1.0%
  89,375   Clayton Homes, Inc.........................    1,076,207    1,351,795
                                                        ----------- ------------
           TECHNOLOGY -- 5.2%
  62,000   Equifax, Inc...............................    1,024,785    1,937,500
  83,000   International Game Technologies............    1,431,095    1,473,250
  20,000   U.S. Robotics Corporation*.................    1,189,375    1,680,000
  32,000   Varian Associates, Inc.....................    1,284,966    1,696,000
                                                        ----------- ------------
                                                          4,930,221    6,786,750
                                                        ----------- ------------
           TEXTILES -- 1.6%
  46,000   Jones Apparel Group, Inc.*.................    1,006,638    2,156,250
                                                        ----------- ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
MID CAP GROWTH FUND
Portfolio of Investments (continued)
May 31, 1997

 SHARES OR
 PRINCIPAL                 SECURITY                                   VALUE
  AMOUNT                 DESCRIPTION                   COST          (NOTE 2)
 --------- ---------------------------------------  -----------    ------------
           COMMON STOCKS (CONTINUED)
           TRANSPORTATION -- 3.3%
    44,000 Atlantic Southeast Airlines............  $ 1,016,875    $  1,149,500
    45,000 Illinois Central Corporation...........    1,116,160       1,625,625
    37,000 Tidewater, Inc.........................    1,210,680       1,558,625
                                                    -----------    ------------
                                                      3,343,715       4,333,750
                                                    -----------    ------------
           UTILITIES -- 12.1%
    38,000 CMS Energy Corporation.................      970,916       1,277,750
    38,000 Central Louisiana Electric.............      941,168         959,500
    42,000 Century Telephone Enterprises..........    1,296,273       1,270,500
    61,000 Delmarva Power & Light Company.........    1,252,947       1,059,875
    60,000 Illinova Corporation...................    1,475,087       1,312,500
    34,000 MCN Corporation........................      648,259       1,007,250
    32,000 NIPSCO Industries, Inc.................    1,062,381       1,296,000
    34,000 New England Electric System............    1,186,434       1,177,250
    55,000 New York Gas & Electric Company........    1,252,076       1,196,250
    25,000 Oklahoma Gas & Electric Company........      913,276       1,075,000
    33,000 Pinnacle West Capital..................      822,171         969,375
    34,000 Portland General Corporation...........      648,325       1,360,000
    42,000 Public Service of New Mexico Company...      754,531         740,250
    45,000 Scana Corporation......................    1,144,431       1,125,000
                                                    -----------    ------------
                                                     14,368,275      15,826,500
                                                    -----------    ------------
           TOTAL COMMON STOCKS....................   84,550,318     123,644,109
                                                    -----------    ------------
           SHORT TERM INVESTMENTS -- 5.8%
           U.S. TREASURY BILLS -- 4.2%
 2,000,000 6/19/1997..............................    1,994,960       1,995,600
 2,000,000 7/24/1997..............................    1,984,688       1,985,600
 1,500,000 8/14/1997..............................    1,483,720       1,484,985
                                                    -----------    ------------
                                                      5,463,368       5,466,185
                                                    -----------    ------------
           MONEY MARKET ACCOUNT -- 1.6%
 2,037,595 AIM Treasury Money Market..............    2,037,595       2,037,595
                                                    -----------    ------------
           TOTAL SHORT TERM INVESTMENTS...........    7,500,963       7,503,780
                                                    -----------    ------------
           TOTAL INVESTMENTS -- 100.2%............  $92,051,281(a) $131,147,889
                                                    ===========
           LIABILITIES IN EXCESS OF OTHER ASSETS -- 2%.........        (205,658)
                                                                   ------------
           NET ASSETS -- 100%..................................    $130,942,231
                                                                   ============

(a) Represents aggregate cost for federal income tax purposes and is substantially the same as the identified cost and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation......................................... $40,393,148
   Unrealized depreciation.........................................  (1,296,540)
                                                                    -----------
   Net unrealized appreciation..................................... $39,096,608
                                                                    ===========

*Represents non-income producing security.


See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Assets and Liabilities
May 31, 1997

                                       MONEY       SHORT TERM    INTERMEDIATE
                                       MARKET      GOVERNMENT   TERM GOVERNMENT
                                        FUND      INCOME FUND     INCOME FUND
                                    ------------  ------------  ---------------
ASSETS:
 Investments in securities at value
  (identified cost $398,811,147,
  $126,810,762 and $95,394,683,
  respectively).................... $398,811,147  $126,744,949   $ 94,782,127
 Repurchase agreements, at value
  (cost $17,500,000, $0 and $0,
  respectively)....................   17,500,000            --             --
 Dividends and interest receivable.    1,598,750     1,669,696      1,542,503
 Unamortized organization expenses.       14,136         4,864          4,864
 Prepaid expenses and other assets.        2,536         4,583         19,984
                                    ------------  ------------   ------------
   Total Assets....................  417,926,569   128,424,092     96,349,478
                                    ------------  ------------   ------------
LIABILITIES:
 Dividends payable.................    1,860,500       612,744        497,387
 Payable to brokers for investments
  purchased........................    2,983,900            --             --
 Advisory fee payable..............       53,110        45,133         36,255
 Administrative services fee
  payable..........................       21,270        16,801         12,015
 Distribution fee payable (Consumer
  Service Class)...................        7,380         4,321             --
 Custodian fee payable.............       14,159         4,482          3,225
 Other accrued expenses............       27,436       108,461         93,239
                                    ------------  ------------   ------------
   Total Liabilities...............    4,967,755       791,942        642,121
                                    ------------  ------------   ------------
    NET ASSETS..................... $412,958,814  $127,632,150   $ 95,707,357
                                    ============  ============   ============
NET ASSETS:
 Shares of Beneficial Interest
  Outstanding (Par value of $.001
  per share) unlimited number of
  shares authorized................ $    412,952  $     13,094   $      9,636
 Additional paid-in capital........  412,549,248   131,097,392    100,844,639
 Accumulated undistributed
  (distributions in excess of) net
  investment income................        4,136       (27,487)        84,882
 Accumulated realized (losses) on
  investments......................       (7,522)   (3,385,036)    (4,619,244)
 Net unrealized (depreciation) from
  investments......................           --       (65,813)      (612,556)
                                    ------------  ------------   ------------
Net assets applicable to shares
 outstanding....................... $412,958,814  $127,632,150   $ 95,707,357
                                    ============  ============   ============
SHARES OF BENEFICIAL INTEREST:
 INSTITUTIONAL CLASS:
  Shares of Beneficial Interest
   Outstanding.....................  320,732,095    12,970,314      9,488,829
                                    ============  ============   ============
  Net Asset Value, Maximum Offering
   Price, and Redemption Price Per
   Share...........................        $1.00         $9.75          $9.93
                                    ============  ============   ============
 CONSUMER SERVICE CLASS:
  Shares of Beneficial Interest
   Outstanding.....................   92,220,361       123,550        147,578
                                    ============  ============   ============
  Net Asset Value, Maximum Offering
   Price, and Redemption Price Per
   Share...........................        $1.00         $9.75          $9.93
                                    ============  ============   ============

See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Assets and Liabilities (continued)
May 31, 1997

                                                                     MID CAP
                                                        EQUITY        GROWTH
                                                         FUND          FUND
                                                     ------------  ------------
ASSETS:
 Investments in securities at value (identified cost
  $163,909,262 and $92,051,281 respectively)........ $253,061,580  $131,147,889
 Receivable from brokers for investments sold.......           --     1,306,682
 Dividends and interest receivable..................      624,513       139,795
 Unamortized organization expenses..................        4,864        16,956
 Receivable for Fund shares sold....................        5,658         1,061
 Prepaid expenses and other assets..................           --         2,149
                                                     ------------  ------------
   Total Assets.....................................  253,696,615   132,614,532
                                                     ------------  ------------
LIABILITIES:
 Dividends payable..................................      507,020       121,090
 Payable for Fund shares redeemed...................          550            --
 Payable to brokers for investments purchased.......           --     1,414,418
 Advisory fee payable...............................      126,776        82,279
 Administrative services fee payable................       31,700        16,533
 Distribution fee payable (Consumer Service Class)..        3,319            --
 Custodian fee payable..............................        8,455         4,413
 Other accrued expenses.............................       34,004        33,568
                                                     ------------  ------------
   Total Liabilities................................      711,824     1,672,301
                                                     ------------  ------------
    NET ASSETS...................................... $252,984,791  $130,942,231
                                                     ============  ============
NET ASSETS:
 Shares of Beneficial Interest Outstanding (Par
  value of $.001 per share) unlimited number of
  shares authorized................................. $     13,204  $      7,835
 Additional paid-in capital.........................  162,672,416    91,348,921
 Accumulated undistributed (distributions in excess
  of) net investment income.........................       (7,702)        6,768
 Accumulated realized gains on investments..........    1,154,555       482,099
 Net unrealized appreciation from investments.......   89,152,318    39,096,608
                                                     ------------  ------------
Net assets applicable to shares outstanding......... $252,984,791  $130,942,231
                                                     ============  ============
SHARES OF BENEFICIAL INTEREST:
 INSTITUTIONAL CLASS:
  Shares of Beneficial Interest Outstanding.........   12,184,708     7,481,108
                                                     ============  ============
  Net Asset Value, Maximum Offering Price, and
  Redemption Price Per Share........................       $19.16        $16.71
                                                     ============  ============
 CONSUMER SERVICE CLASS:
  Shares of Beneficial Interest Outstanding.........    1,019,302       353,577
                                                     ============  ============
  Net Asset Value, Maximum Offering Price, and
  Redemption Price Per Share........................       $19.16        $16.72
                                                     ============  ============

See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Operations
For the Year Ended May 31, 1997

                            MONEY     SHORT TERM    INTERMEDIATE                  MID CAP
                           MARKET     GOVERNMENT   TERM GOVERNMENT   EQUITY       GROWTH
                            FUND      INCOME FUND    INCOME FUND      FUND         FUND
                         -----------  -----------  --------------- -----------  -----------
INCOME:
 Interest............... $23,006,183  $7,380,026     $5,962,092    $ 1,978,692  $   740,712
 Dividend...............      61,270      36,906         37,485      2,386,697    1,089,802
                         -----------  ----------     ----------    -----------  -----------
 Total Income...........  23,067,453   7,416,932      5,999,577      4,365,389    1,830,514
                         -----------  ----------     ----------    -----------  -----------
EXPENSES:
 Advisory...............   1,265,939     473,742        440,376      1,154,404      762,354
 Administrative
 services...............     632,969     178,882        132,113        288,601      152,470
 Custodian..............     168,792      47,702         35,230         76,961       40,659
 Legal..................      50,084       4,500          5,216         16,999        2,904
 Fund accounting........      30,081      31,001         39,600         37,499       36,599
 Distribution (Consumer
 Service Class).........     154,588       3,163          4,537         34,041        6,659
 Insurance..............      20,092       5,428          4,044          7,757        4,263
 Audit..................      22,060      16,701         27,000         26,699       24,999
 Reports to
 shareholders...........       7,660       2,053         10,630         19,999        2,413
 Registration...........      20,098       1,493          4,172         14,348        3,727
 Transfer Agent fees....      16,024       7,981         21,815         33,600       11,000
 Amortization of
 organizational expense.       9,297       7,594          7,594          7,594        9,575
 Trustees' fees and
 expenses...............       7,022       4,000          9,000          5,885        6,429
 Miscellaneous..........      28,689       1,512          9,955         13,982        9,682
                         -----------  ----------     ----------    -----------  -----------
  Total Expenses before
  waivers...............   2,433,395     785,752        751,282      1,738,369    1,073,733
  Less: Expenses waived
   by Advisor
   and Administrator....  (1,206,020)         --        (44,038)      (171,304)    (136,382)
                         -----------  ----------     ----------    -----------  -----------
  Net expenses..........   1,227,375     785,752        707,244      1,567,065      937,351
                         -----------  ----------     ----------    -----------  -----------
 NET INVESTMENT INCOME..  21,840,078   6,631,180      5,292,333      2,798,324      893,163
                         -----------  ----------     ----------    -----------  -----------
REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Net realized gains
  (losses) on investment
  transactions..........      10,495    (695,641)      (114,007)     1,164,271    1,922,390
 Net change in
  unrealized
  appreciation on
  investments...........          --     471,301      1,010,690     48,227,378   19,983,182
                         -----------  ----------     ----------    -----------  -----------
 Net realized and
  unrealized gains
  (losses) on
  investments...........      10,495    (224,340)       896,683     49,391,649   21,905,572
                         -----------  ----------     ----------    -----------  -----------
INCREASE IN NET ASSETS
 RESULTING
 FROM OPERATIONS........ $21,850,573  $6,406,840     $6,189,016    $52,189,973  $22,798,735
                         ===========  ==========     ==========    ===========  ===========

See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Changes in Net Assets

                                     MONEY                     SHORT TERM                 INTERMEDIATE
                                    MARKET                     GOVERNMENT                TERM GOVERNMENT
                                     FUND                      INCOME FUND                 INCOME FUND
                          ----------------------------  --------------------------  --------------------------
                           YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                             MAY 31,        MAY 31,       MAY 31,       MAY 31,       MAY 31,       MAY 31,
                              1997           1996           1997          1996          1997          1996
                          -------------  -------------  ------------  ------------  ------------  ------------
FROM INVESTMENT
ACTIVITIES:
OPERATIONS:
 Net investment income..  $  21,840,078  $  20,767,491  $  6,631,180  $  6,150,489  $  5,292,333  $  4,385,529
 Net realized gains
  (losses) from
  investment
  transactions..........         10,495             --      (695,641)    1,061,507      (114,007)    2,334,645
 Net change in
  unrealized
  appreciation
  (depreciation) from
  investments...........             --             --       471,301    (2,185,226)    1,010,690    (4,382,087)
                          -------------  -------------  ------------  ------------  ------------  ------------
 Increase in net assets
  resulting from
  operations............     21,850,573     20,767,491     6,406,840     5,026,770     6,189,016     2,338,087
                          -------------  -------------  ------------  ------------  ------------  ------------
Distributions to
shareholders from:
 Net investment income
 Institutional Class....    (18,776,904)   (20,231,865)   (6,564,119)   (6,101,238)   (5,059,433)   (4,215,076)
 Consumer Service Class.     (3,063,174)      (535,626)      (67,062)      (49,251)     (101,543)     (170,453)
                          -------------  -------------  ------------  ------------  ------------  ------------
                            (21,840,078)   (20,767,491)   (6,631,181)   (6,150,489)   (5,160,976)   (4,385,529)
 Realized capital gains
 Institutional Class....        (13,881)            --            --            --            --            --
                          -------------  -------------  ------------  ------------  ------------  ------------
 Total Distributions to
  Shareholders..........    (21,853,959)   (20,767,491)   (6,631,181)   (6,150,489)   (5,160,976)   (4,385,529)
                          -------------  -------------  ------------  ------------  ------------  ------------
Transactions in Shares
of Beneficial Interest
 Proceeds from sales of
  shares:
 Institutional Class....    673,536,254    866,500,419    39,147,025    39,421,139    30,358,536    18,417,877
 Consumer Service Class.    200,861,942     37,943,309       403,772     1,033,188       125,232       708,923
                          -------------  -------------  ------------  ------------  ------------  ------------
                            874,398,196    904,443,728    39,550,797    40,454,327    30,483,768    19,126,800
                          -------------  -------------  ------------  ------------  ------------  ------------
 Net asset value of
  shares issued to
  shareholders in
  reinvestment of
  distributions:
  Institutional Class...         50,627         28,067     4,778,814     4,357,882     3,306,749     2,629,070
  Consumer Service
   Class................      2,257,747        456,141        61,335        42,063        87,190       145,175
                          -------------  -------------  ------------  ------------  ------------  ------------
                              2,308,374        484,208     4,840,149     4,399,945     3,393,939     2,774,245
                          -------------  -------------  ------------  ------------  ------------  ------------
 Cost of shares
  reedeemed:
 Institutional Class....   (719,812,199)  (824,504,347)  (23,892,369)  (40,782,969)  (18,107,860)  (49,449,964)
 Consumer Service Class.   (136,114,374)   (16,747,680)     (736,148)     (322,490)     (941,349)   (1,829,651)
                          -------------  -------------  ------------  ------------  ------------  ------------
                           (855,926,573)  (841,252,027)  (24,628,517)  (41,105,459)  (19,049,209)  (51,279,615)
                          -------------  -------------  ------------  ------------  ------------  ------------
 Net increase (decrease)
  in net assets derived
  from transactions in
  shares of beneficial
  interest..............     20,779,997     63,675,909    19,762,429     3,748,813    14,828,498   (29,378,570)
                          -------------  -------------  ------------  ------------  ------------  ------------
Total Increase
(Decrease) in Net
Assets..................     20,776,611     63,675,909    19,538,088     2,625,094    15,856,538   (31,426,012)
NET ASSETS:
 Beginning of Year......    392,182,203    328,506,294   108,094,062   105,468,968    79,850,819   111,276,831
                          -------------  -------------  ------------  ------------  ------------  ------------
 End of Year............  $ 412,958,814  $ 392,182,203  $127,632,150  $108,094,062  $ 95,707,357  $ 79,850,819
                          =============  =============  ============  ============  ============  ============

See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Changes in Net Assets (continued)

                                                              MID CAP
                                  EQUITY                      GROWTH
                                   FUND                        FUND
                         --------------------------  --------------------------
                          YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                           MAY 31,       MAY 31,       MAY 31,       MAY 31,
                             1997          1996          1997          1996
                         ------------  ------------  ------------  ------------
FROM INVESTMENT
ACTIVITIES:
OPERATIONS:
 Net investment income.. $  2,798,324  $  2,043,173  $    893,163  $    649,351
 Net realized gains from
  investment
  transactions..........    1,164,271     3,790,726     1,922,390     2,929,921
 Net change in
  unrealized
  appreciation from
  investments...........   48,227,378    25,139,343    19,983,182    14,335,566
                         ------------  ------------  ------------  ------------
 Increase in net assets
  resulting from
  operations............   52,189,973    30,973,242    22,798,735    17,914,838
                         ------------  ------------  ------------  ------------
Distributions to
shareholders from:
 Net investment income
  Institutional Class...   (2,692,406)   (1,950,779)     (870,028)     (643,254)
  Consumer Service
   Class................     (173,421)      (92,399)      (17,854)       (4,859)
                         ------------  ------------  ------------  ------------
                           (2,865,827)   (2,043,178)     (887,882)     (648,113)
                         ------------  ------------  ------------  ------------
 Realized capital gains
  Institutional Class...   (2,663,128)   (4,158,224)   (2,164,608)   (2,337,629)
  Consumer Service
   Class................     (201,637)     (210,061)      (50,169)      (15,913)
                         ------------  ------------  ------------  ------------
                           (2,864,765)   (4,368,285)   (2,214,777)   (2,353,542)
                         ------------  ------------  ------------  ------------
 Total Distributions to
  Shareholders..........   (5,730,592)   (6,411,463)   (3,102,659)   (3,001,655)
                         ------------  ------------  ------------  ------------
Transactions in Shares
 of Beneficial Interest
 Proceeds from sales of
 shares:
  Institutional Class...   71,830,680    31,171,285    36,918,030    26,665,253
  Consumer Service
   Class................    8,069,305     4,177,748     4,080,489     1,005,191
                         ------------  ------------  ------------  ------------
                           79,899,985    35,349,033    40,998,519    27,670,444
                         ------------  ------------  ------------  ------------
 Net asset value of
  shares issued to
  shareholders in
  reinvestment of
  distributions:
  Institutional Class...    4,115,005     4,894,245     2,591,733     2,548,001
  Consumer Service
   Class................      358,638       293,864        64,970        19,816
                         ------------  ------------  ------------  ------------
                            4,473,643     5,188,109     2,656,703     2,567,817
                         ------------  ------------  ------------  ------------
 Cost of shares
  reedeemed:
  Institutional Class...  (25,533,693)  (19,353,829)  (14,267,383)  (11,334,681)
  Consumer Service
   Class................   (2,289,707)   (1,113,532)     (283,162)      (19,842)
                         ------------  ------------  ------------  ------------
                          (27,823,400)  (20,467,361)  (14,550,545)  (11,354,523)
                         ------------  ------------  ------------  ------------
 Net increase in net
  assets derived from
  transactions in shares
  of beneficial
  interest..............   56,550,228    20,069,781    29,104,677    18,883,738
                         ------------  ------------  ------------  ------------
Total Increase in Net
Assets..................  103,009,609    44,631,560    48,800,753    33,796,921
NET ASSETS:
 Beginning net assets...  149,975,182   105,343,622    82,141,478    48,344,557
                         ------------  ------------  ------------  ------------
 Ending net assets...... $252,984,791  $149,975,182  $130,942,231  $ 82,141,478
                         ============  ============  ============  ============

See notes to financial statements.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements -- May 31, 1997

  1. Description and Organization. Performance Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust was organized as a Delaware business trust on March 11, 1992 and currently consists of six separate portfolios: Money Market Fund, Short Term Government Income Fund, Intermediate Term Government Income Fund, Equity Fund, Mid Cap Growth Fund and U.S. Treasury Money Market Fund (collectively, the "Funds"), each with two (2) classes of shares, the Institutional Class (offered only to certain institutional investors) and the Consumer Service Class. Each class of shares outstanding bears the same voting, dividend, liquidation and other rights and conditions, except that the Consumer Service Class shares bear the expenses incurred in the distribution and marketing of such shares. Currently, five of the portfolios are active and one, U.S. Treasury Money Market Fund, has not commenced operations.

  The Funds' investment objectives are as follows:

    Money Market Fund -- as high a level of current income as is consistent with preservation of capital and liquidity.

    Short Term Government Income Fund -- as high a level of current income as is consistent with limiting the risk of potential loss.

    Intermediate Term Government Income Fund -- a high level of current income, with a secondary objective of total return.

    Equity Fund -- long-term capital appreciation.

    Mid Cap Growth Fund -- long-term capital appreciation.

  2. Significant Accounting Policies. The following is a summary of significant accounting policies followed by the Funds:

    A. Security Valuation. Securities listed on an exchange or on the NASDAQ National Market System are valued on the basis of the last sale prior to the time the valuation is made in the markets in which such securities are primarily traded. If there has been no sale since the immediately previous valuation, then the current bid price is used. Securities for which the primary market is over-the-counter are valued on the basis of the bid price at the close of business on each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. Short term securities that mature in 60 days or less are valued at amortized cost, if their term to maturity at purchase was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days. Money Market Fund values investments at amortized cost, which approximates market value.

    B. Investment Transactions and Income. Transactions are recorded on the trade date. Identified cost of investments sold is used to calculate gain and loss on sales for both financial statement and Federal income tax purposes. Interest income, including the amortization of discount or premium, is recorded as earned. Dividends are recorded on the ex-dividend date.

    C. Determination of Net Asset Value and Calculation of Expenses. Expenses directly attributable to a Fund are charged to that Fund. Other expenses of the Trust are allocated proportionately among the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- May 31, 1997 other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets attributable to each class at the beginning of each day. Distribution expenses are solely borne by and charged to the Consumer Service Class shares of each Fund based on net assets of that class.

    D. Federal Taxes. It is the Funds' policy to qualify as "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to Federal income taxes to the extent that they distribute all taxable income earned during their fiscal year. The Funds also intend to meet the distribution requirements to avoid the payment of an excise tax. Accordingly, no provision for income or excise tax is required.

    E. Distributions to Shareholders. Money Market, Short Term Government Income and Intermediate Term Government Income Funds declare dividends of substantially all of their net investment income daily and pay those dividends monthly. The Equity and Mid Cap Growth Funds declare and pay as a dividend substantially all of their net investment income each month. Each Fund will distribute, at least annually, substantially all net capital gains, if any, earned by such Fund. The Funds record all dividends and distributions on the ex-dividend date.

    The amounts of dividends and distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains.

    F. Organization Expenses. Costs incurred in connection with the organization and initial registration of each Fund have been deferred and are being amortized over a sixty month period beginning with each Fund's commencement of operations.

    G. Use of Estimates. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared in accordance with generally accepted accounting principals. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

  3. Advisor. The Funds have entered into an Advisory Contract with Trustmark National Bank ("Trustmark"). Under the Advisory Contract, Trustmark is responsible for managing the investments of the Funds and for continually reviewing, supervising and administering the Funds' investments. For the advisory services it provides to the Funds, Trustmark is entitled to receive monthly fees, based on average daily net assets, at up to the following annual rates: Money Market Fund, 0.30%; Short Term Government Income Fund, 0.40%; Intermediate Term Government Income Fund, 0.50%; Equity Fund, 0.60%; and Mid Cap Growth Fund, 0.75%.

  For the year ended May 31, 1997, Trustmark waived advisory fees as listed below:

                                                            TRUSTMARK  TRUSTMARK
                                                             ENTITLED   WAIVED
                                                            ---------- ---------
    Money Market Fund...................................... $1,265,939 $826,237
    Short Term Government Income Fund......................    473,742       --
    Intermediate Term Government Income Fund...............    440,376   44,038
    Equity Fund............................................  1,154,404  171,304
    Mid Cap Growth Fund....................................    762,354  136,382

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- May 31, 1997

  4. Administrator. The Funds entered into an Administrative Services Contract with BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS") effective November 11, 1996, following the acquisition by The BISYS Group, Inc. of the Mutual Funds Division of Furman Selz LLC ("Furman Selz"). Under the contract BISYS provides management and administrative services necessary for the operation of the Funds, furnishes office space and facilities and pays the compensation of the Trust's officers affiliated with BISYS. For these administrative services, BISYS is entitled to a monthly fee at the annual rate of 0.15% of the average daily net assets of each Fund under substantially the same agreement as with Furman Selz.

  For the year ended May 31, 1997, Furman Selz and BISYS were entitled to and waived administrative services fees as listed below:

                                             FURMAN   FURMAN   BISYS    BISYS
                                            ENTITLED  WAIVED  ENTITLED  WAIVED
                                            -------- -------- -------- --------
    Money Market Fund...................... $272,017 $163,210 $360,952 $216,573
    Short Term Government Income Fund......   73,968    --     104,914    --
    Intermediate Term Government Income
    Fund...................................   58,242    --      73,871    --
    Equity Fund............................  109,656    --     178,945    --
    Mid Cap Growth Fund....................   59,126    --      93,344    --

  Under a Distribution Plan adopted by the Funds under Rule 12b-1 of the 1940 Act, each Fund may, with respect to its Consumer Service Class, reimburse Performance Funds Distributor, Inc. (the "Distributor"), a subsidiary of BISYS, monthly (subject to a limit of 0.35% per annum of the average daily net assets of each Fund) for costs and expenses of the Distributor in connection with the distribution of Fund shares of the Consumer Service Class. No such fees will be paid by the Institutional Class. For the year ended May 31, 1997, the actual fee payable amounted to 0.25% per annum of the average daily net assets of each Fund's Consumer Service Class.

  5. Other Transactions with Affiliates. Pursuant to a Fund Accounting Agreement between the Trust and BISYS, for calculating net asset values and providing certain other accounting services for each Fund, BISYS is paid an annual fee of $30,000 plus out-of-pocket expenses, from each Fund. BISYS assumed these functions effective November 11, 1996, following the acquisition by The BISYS Group, Inc. of the Mutual Funds Division of Furman Selz, which organization had previously provided these services to the Funds.

  The Funds retain BISYS as transfer agent. BISYS provides personnel necessary to perform shareholder servicing functions. Pursuant to a Shareholder Servicing Agreement BISYS receives a fee of $15.00 per account, per year, and reimbursement for certain expenses. BISYS assumed these functions effective December 1, 1996, following the acquisition by The BISYS Group, Inc. of the Mutual Funds Division of Furman Selz, which organization had previously provided these services to the Funds.

  For the year ended May 31, 1997, Furman Selz and BISYS earned the following fees for the performance of transfer agent and fund accounting services (exclusive of out-of-pocket costs):

                                                             FURMAN SELZ  BISYS
                                                             ----------- -------
    Money Market Fund.......................................   $ 6,215   $ 9,809
    Short Term Government Income Fund.......................     3,778     4,203
    Intermediate Term Government Income Fund................     8,631    13,184
    Equity Fund.............................................    14,228    19,372
    Mid Cap Growth Fund.....................................     4,472     6,528

  Pursuant to a Custodian Agreement between the Trust and Trustmark National Bank, Trustmark is the Custodian of the Funds' cash and securities. For these services, Trustmark is paid a monthly fee at the annual rate

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- May 31, 1997 of 0.04% of the average daily net assets of each Fund, plus certain transaction charges. For the year ended May 31, 1997, Trustmark earned the custody fees shown in the statement of operations.

  6. Repurchase Agreements. The Funds may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member Banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. It is the Funds' policy to receive and maintain securities as collateral whose market value, including accrued interest, will be at least 100% of the dollar amount invested by that Fund in each agreement, and that Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, it is the Funds' policy that the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

  7. Security Transactions. The cost of securities purchased and proceeds from securities sold (excluding short term securities) for the year ended May 31, 1997 were as follows:

                         COMMON STOCKS, PREFERRED STOCKS
                          AND CORPORATE NOTES AND BONDS   U.S. GOVERNMENT OBLIGATIONS
                         -------------------------------  ----------------------------
                                             PROCEEDS                       PROCEEDS
                             COST OF           FROM           COST OF         FROM
                            SECURITIES      SECURITIES      SECURITIES     SECURITIES
                            PURCHASED          SOLD          PURCHASED        SOLD
                         ---------------- --------------- -------------- -------------
Short Term Government
Income Fund.............      $        -- $     7,250,790 $  106,569,456 $  32,572,466
Intermediate Term
Government Income Fund..        4,209,556       3,281,731     61,368,282    37,509,827
Equity Fund.............       52,162,945       2,529,451             --            --
Mid Cap Growth Fund.....       36,991,403       7,372,424             --            --

  8. Capital Share Transactions. The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each. Transactions in shares of the Funds were as follows:

                                                        SHORT TERM GOVERNMENT
                                MONEY MARKET FUND            INCOME FUND
                            --------------------------  ----------------------
                             YEAR ENDED    YEAR ENDED   YEAR ENDED  YEAR ENDED
                              MAY 31,       MAY 31,      MAY 31,     MAY 31,
                                1997          1996         1997        1996
                            ------------  ------------  ----------  ----------
INSTITUTIONAL CLASS
Shares sold................  673,527,201   866,500,419   3,998,186   3,990,252
Shares issued in
reinvestment of
distributions..............       50,629        28,067     489,110     442,352
                            ------------  ------------  ----------  ----------
                             673,577,830   866,528,486   4,487,296   4,432,604
Shares redeemed............ (719,812,099) (824,504,347) (2,452,500) (4,140,652)
                            ------------  ------------  ----------  ----------
Net increase (decrease) in
shares.....................  (46,234,269)   42,024,139   2,034,796     291,952
                            ============  ============  ==========  ==========
CONSUMER SERVICE CLASS
Shares sold................  200,861,148    37,943,309      41,252     104,816
Shares issued in
reinvestment of
distributions..............    2,257,747       456,141       6,276       4,272
                            ------------  ------------  ----------  ----------
                             203,118,895    38,399,450      47,528     109,088
Shares redeemed............ (136,114,373)  (16,747,680)    (75,497)    (32,694)
                            ------------  ------------  ----------  ----------
Net increase (decrease) in
shares.....................   67,004,522    21,651,770     (27,969)     76,394
                            ============  ============  ==========  ==========

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- May 31, 1997

                                  INTERMEDIATE TERM
                               GOVERNMENT INCOME FUND         EQUITY FUND
                               ------------------------  ----------------------
                               YEAR ENDED   YEAR ENDED   YEAR ENDED  YEAR ENDED
                                 MAY 31,      MAY 31,     MAY 31,     MAY 31,
                                  1997         1996         1997        1996
                               -----------  -----------  ----------  ----------
INSTITUTIONAL CLASS
Shares sold..................    3,071,378    1,812,613   4,341,229   2,221,605
Shares issued in reinvestment
of distributions.............      333,451      258,829     249,397     350,538
                               -----------  -----------  ----------  ----------
                                 3,404,829    2,071,442   4,590,626   2,572,143
Shares redeemed..............   (1,826,500)  (4,845,988) (1,568,739) (1,409,960)
                               -----------  -----------  ----------  ----------
Net increase (decrease) in
shares.......................    1,578,329   (2,774,546)  3,021,887   1,162,183
                               ===========  ===========  ==========  ==========
CONSUMER SERVICE CLASS
Shares sold..................       12,702       69,994     492,606     282,644
Shares issued in reinvestment
of distributions.............        8,790       14,284      21,683      21,044
                               -----------  -----------  ----------  ----------
                                    21,492       84,278     514,289     303,688
Shares redeemed..............      (95,285)    (181,825)   (137,774)    (79,130)
                               -----------  -----------  ----------  ----------
Net increase (decrease) in
shares.......................      (73,793)     (97,547)    376,515     224,558
                               ===========  ===========  ==========  ==========

                                                          MID CAP GROWTH FUND
                                                         ----------------------
                                                         YEAR ENDED  YEAR ENDED
                                                          MAY 31,     MAY 31,
                                                            1997        1996
                                                         ----------  ----------
INSTITUTIONAL CLASS
Shares sold............................................. 2,558,236   2,117,774
Shares issued in reinvestment of distributions..........   175,821     209,185
                                                         ---------   ---------
                                                         2,734,059   2,326,959
Shares redeemed.........................................  (997,066)   (909,532)
                                                         ---------   ---------
Net increase (decrease) in shares....................... 1,736,991   1,417,427
                                                         =========   =========
CONSUMER SERVICE CLASS
Shares sold.............................................   266,169      77,326
Shares issued in reinvestment of distributions..........     4,397       1,623
                                                         ---------   ---------
                                                           270,564      78,949
Shares redeemed.........................................   (19,298)     (1,579)
                                                         ---------   ---------
Net increase (decrease) in shares.......................   251,268      77,370
                                                         =========   =========

  9. Concentration of Credit Risk. In the pursuit of its minimum credit risk policy, Money Market Fund maintains a diversified portfolio of money market instruments, each of which matures in 397 days or less and is rated in the highest rating category of at least two nationally recognized statistical rating organizations, or, if not rated, is judged by the Board of Trustees to be of comparable quality. The ability of the issuer of the instruments to meet its obligations may be affected by economic developments in a specific industry or region.

  At May 31, 1997, the Money Market Fund had the following industry concentrations in excess of 10% of its net assets: Banking -- 17.15%.

  10. At May 31, 1997, the Short Term Government Income Fund and the Intermediate Term Government Income Fund had net capital loss carryovers of $2,690,045 and $4,421,039, respectively expiring May 31, 2003 and $595,936 and
$114,007, respectively expiring May 31, 2005. The Money Market Fund utilized $4,136 of capital losses during the year ended May 31, 1997. In addition, capital losses incurred after October 31 ("post-October

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- May 31, 1997 losses") within the tax year are deemed to arise on the first business day of a Fund's next taxable year. The Short Term Government Income Fund and the Money Market Fund incurred and elected to defer post-October net capital losses of approximately $99,055 and $9,214 respectively during the fiscal year ended May 31, 1997.

PERFORMANCE FUNDS TRUST
Financial Highlights
For a share of beneficial interest outstanding throughout each period

                                                  MONEY MARKET FUND
                         ----------------------------------------------------------------------------
                                 INSTITUTIONAL CLASS                   CONSUMER SERVICE CLASS
                         --------------------------------------    ----------------------------------
                           YEAR      YEAR      YEAR      YEAR       YEAR     YEAR     YEAR     YEAR
                          ENDED     ENDED     ENDED     ENDED       ENDED    ENDED    ENDED    ENDED
                         MAY 31,   MAY 31,   MAY 31,   MAY 31,     MAY 31,  MAY 31,  MAY 31,  MAY 31,
                           1997      1996      1995     1994*       1997     1996     1995     1994*
                         --------  --------  --------  --------    -------  -------  -------  -------
NET ASSET VALUE,
 BEGINNING OF PERIOD....    $1.00     $1.00     $1.00     $1.00      $1.00    $1.00   $1.00    $1.00
                         --------  --------  --------  --------    -------  -------  ------    -----
Income from Investment
 Operations:
 Net investment income..     0.05      0.05      0.05      0.02       0.04     0.05    0.05     0.02
                         --------  --------  --------  --------    -------  -------  ------    -----
Less Distributions:
 Dividends from net
  investment income.....    (0.05)    (0.05)    (0.05)    (0.02)     (0.04)   (0.05)  (0.05)   (0.02)
                         --------  --------  --------  --------    -------  -------  ------    -----
Net Asset Value, End of
 Period.................    $1.00     $1.00     $1.00     $1.00      $1.00    $1.00   $1.00    $1.00
                         ========  ========  ========  ========    =======  =======  ======    =====
Total Return............     5.34%     5.60%     5.27%     2.17%      5.07%    5.33%   5.02%    2.03%
Ratios/Supplementary
 Data:
 Net Assets, End of
  Period (in thousands). $320,732  $366,966  $324,942  $139,157    $92,220  $25,216  $3,564     $797
 Ratios of Expenses to
  Average Net Assets....     0.25%     0.24%     0.23%     0.15%**    0.38%    0.49%   0.48%    0.40%**
 Effect of
  waivers/reimbursements
  on expense ratios.....     0.26%     0.30%     0.36%     0.53%**    0.10%    0.30%   0.36%    0.53%**
 Ratios of Net
  Investment Income to
  Average Net Assets....     5.20%     5.42%     5.27%     3.30%**    5.23%    5.17%   5.02%    3.05%**

* Fund commenced operations on September 30, 1993.
** Annualized.

                                                     SHORT TERM GOVERNMENT INCOME FUND
                            ---------------------------------------------------------------------------------------------
                                        INSTITUTIONAL CLASS                           CONSUMER SERVICE CLASS
                            ------------------------------------------------  -------------------------------------------
                              YEAR      YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                             ENDED     ENDED     ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                            MAY 31,   MAY 31,   MAY 31,   MAY 31,   MAY 31,   MAY 31,  MAY 31,  MAY 31,  MAY 31,  MAY 31,
                              1997      1996      1995      1994     1993*     1997     1996     1995     1994     1993*
                            --------  --------  --------  --------  --------  -------  -------  -------  -------  -------
 NET ASSET VALUE,
  BEGINNING OF PERIOD....      $9.75     $9.84     $9.77    $10.10    $10.00   $9.75    $9.84    $9.77   $10.10   $10.00
                            --------  --------  --------  --------  --------  ------   ------   ------   ------   ------
 Income from Investment
  Operations:
 Net investment income...       0.55      0.54      0.53      0.40      0.44    0.49     0.51     0.50     0.37     0.43
 Net gain (loss) on
  securities (both
  realized and
  unrealized)............      (0.01)    (0.09)     0.07     (0.25)     0.22      --    (0.09)    0.07    (0.25)    0.22
                            --------  --------  --------  --------  --------  ------   ------   ------   ------   ------
  Total from Investment
  Operations.............       0.54      0.45      0.60      0.15      0.66    0.49     0.42     0.57     0.12     0.65
                            --------  --------  --------  --------  --------  ------   ------   ------   ------   ------
 Less Distributions:
 Dividends from net
  investment income......      (0.54)    (0.54)    (0.53)    (0.40)    (0.44)  (0.49)   (0.51)   (0.50)   (0.37)   (0.43)
 Distributions from net
  realized gains.........         --        --        --     (0.05)    (0.12)     --       --       --    (0.05)   (0.12)
 Distributions in excess
  of net realized gains..         --        --        --     (0.03)       --      --       --       --    (0.03)      --
                            --------  --------  --------  --------  --------  ------   ------   ------   ------   ------
 Total Distributions.....      (0.54)    (0.54)    (0.53)    (0.48)    (0.56)  (0.49)   (0.51)   (0.50)   (0.45)   (0.55)
                            --------  --------  --------  --------  --------  ------   ------   ------   ------   ------
 Net Asset Value, End of
  Period.................      $9.75     $9.75     $9.84     $9.77    $10.10   $9.75    $9.75    $9.84    $9.77   $10.10
                            ========  ========  ========  ========  ========  ======   ======   ======   ======   ======
 Total Return (not
  reflecting sales load).       5.70%     4.65%     6.37%     1.49%     6.74%   5.44%    4.38%    6.12%    1.23%    6.67%
 Ratios/Supplementary
  Data:
 Net Assets, End of
  Period
  (in thousands).........   $126,428  $106,617  $104,730  $111,657  $138,822  $1,205   $1,477     $739     $654   $1,125
 Ratios of Expenses to
  Average Net Assets.....       0.66%     0.71%     0.74%     0.69%     0.67%   0.87%    0.95%    0.99%    0.94%    0.75%
 Effect of
  waivers/reimbursements
  on expense ratios......         --      0.01%     0.03%     0.05%     0.05%     --     0.01%    0.03%    0.05%    0.05%
 Ratios of Net Investment
  Income to Average Net
  Assets.................       5.63%     5.48%     5.43%     4.00%     4.32%   5.01%    5.23%    5.18%    3.75%    4.24%
 Portfolio Turnover Rate.      86.21%   120.00%   267.65%   213.43%   216.52%  86.21%  120.00%  267.65%  213.43%  216.52%

* Fund commenced operations on June 1, 1992.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
Financial Highlights (continued)
For a share of beneficial interest oustanding throughout each period

                                              INTERMEDIATE TERM GOVERNMENT INCOME FUND
                         -------------------------------------------------------------------------------------------
                                    INSTITUTIONAL CLASS                          CONSUMER SERVICE CLASS
                         ----------------------------------------------  -------------------------------------------
                          YEAR     YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                          ENDED    ENDED    ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                         MAY 31,  MAY 31,  MAY 31,   MAY 31,   MAY 31,   MAY 31,  MAY 31,  MAY 31,  MAY 31,  MAY 31,
                          1997     1996      1995      1994     1993*     1997     1996     1995     1994     1993*
                         -------  -------  --------  --------  --------  -------  -------  -------  -------  -------
NET ASSET VALUE,
 BEGINNING
 OF PERIOD..............  $ 9.82   $10.11    $ 9.87    $10.56    $10.00  $ 9.82   $10.11   $ 9.87   $10.56   $10.00
                         -------  -------  --------  --------  --------  ------   ------   ------   ------   ------
Income from Investment
 Operations:
 Net investment income..    0.60     0.56      0.62      0.58      0.62    0.57     0.54     0.60     0.55     0.62
 Net gain(loss) on
  securities
  (both realized and
  unrealized)...........    0.09    (0.29)     0.25     (0.52)     0.61    0.10    (0.29)    0.25    (0.52)    0.61
                         -------  -------  --------  --------  --------  ------   ------   ------   ------   ------
 Total from Investment
  Operations............    0.69     0.27      0.87      0.06      1.23    0.67     0.25     0.85     0.03     1.23
                         -------  -------  --------  --------  --------  ------   ------   ------   ------   ------
Less Distributions:
 Dividends from net
  investment income.....   (0.58)   (0.56)    (0.62)    (0.58)    (0.62)  (0.56)   (0.54)   (0.60)   (0.55)   (0.62)
 Distributions from net
  realized gains........      --       --        --     (0.11)    (0.05)     --       --       --    (0.11)   (0.05)
 Distributions in excess
  of net realized gains.      --       --     (0.01)    (0.06)       --      --       --    (0.01)   (0.06)      --
                         -------  -------  --------  --------  --------  ------   ------   ------   ------   ------
 Total Distributions....   (0.58)   (0.56)    (0.63)    (0.75)    (0.67)  (0.56)   (0.54)   (0.61)   (0.72)   (0.67)
                         -------  -------  --------  --------  --------  ------   ------   ------   ------   ------
Net Asset Value, End of
 Period.................  $ 9.93   $ 9.82    $10.11    $ 9.87    $10.56  $ 9.93   $ 9.82   $10.11   $ 9.87   $10.56
                         =======  =======  ========  ========  ========  ======   ======   ======   ======   ======
 Total Return (not
  reflecting sales
  load).................    7.20%    2.66%     9.31%     0.34%    12.66%   6.92%    2.40%    9.06%    0.08%   12.58%
Ratios/Supplementary
 Data:
 Net Assets, End of
  Period
  (in thousands)........ $94,242  $77,677  $108,052  $158,420  $150,115  $1,465   $2,174   $3,225   $3,384   $1,952
 Ratios of Expenses to
  Average Net Assets....    0.86%    0.81%     0.71%     0.65%     0.67%   1.03%    1.06%    0.96%    0.90%    0.78%
 Effect of
  waivers/reimbursements
  on expense ratios.....    0.05%    0.05%     0.11%     0.15%     0.15%   0.05%    0.05%    0.11%    0.15%    0.15%
 Ratios of Net
  Investment Income to
  Average Net Assets....    6.48%    5.55%     6.44%     5.50%     6.00%   5.60%    5.30%    6.19%    5.25%    5.89%
 Portfolio Turnover
  Rate..................   46.23%  183.00%   339.95%   102.46%    54.43%  46.23%  183.00%  339.95%  102.46%   54.43%

* Fund commenced operations on June 1, 1992.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
Financial Highlights (continued)
For a share of beneficial interest outstanding throughout each period

                                                             EQUITY FUND
                          ----------------------------------------------------------------------------------------------
                                     INSTITUTIONAL CLASS                             CONSUMER SERVICE CLASS
                          -----------------------------------------------    -------------------------------------------
                            YEAR       YEAR      YEAR     YEAR     YEAR       YEAR     YEAR     YEAR     YEAR     YEAR
                           ENDED      ENDED     ENDED     ENDED    ENDED      ENDED    ENDED    ENDED    ENDED    ENDED
                          MAY 31,    MAY 31,   MAY 31,   MAY 31,  MAY 31,    MAY 31,  MAY 31,  MAY 31,  MAY 31,  MAY 31,
                            1997       1996      1995     1994     1993*      1997     1996     1995     1994     1993*
                          --------   --------  --------  -------  -------    -------  -------  -------  -------  -------
NET ASSET VALUE,
 BEGINNING OF PERIOD....     $15.29    $12.51    $11.33   $11.21   $10.00     $15.29   $12.51  $11.33   $11.21   $10.00
                          --------   --------  --------  -------  -------    -------  -------  ------   ------   ------
Income from Investment
 Operations:
 Net investment income..      0.24       0.23      0.25     0.23     0.22       0.20     0.19    0.22     0.20     0.21
 Net gain(loss) on
  securities (both
  realized and
  unrealized)...........      4.13       3.29      1.42     0.12     1.21       4.13     3.29    1.42     0.12     1.21
                          --------   --------  --------  -------  -------    -------  -------  ------   ------   ------
 Total from Investment
  Operations............      4.37       3.52      1.67     0.35     1.43       4.33     3.48    1.64     0.32     1.42
                          --------   --------  --------  -------  -------    -------  -------  ------   ------   ------
Less Distributions:
 Dividends from net
  investment income.....     (0.25)     (0.23)    (0.24)   (0.23)   (0.22)     (0.21)   (0.19)  (0.21)   (0.20)   (0.21)
 Distributions from net
  realized gains........     (0.25)     (0.51)    (0.25)      --       --      (0.25)   (0.51)  (0.25)      --       --
                          --------   --------  --------  -------  -------    -------  -------  ------   ------   ------
 Total Distributions....     (0.50)     (0.74)    (0.49)   (0.23)   (0.22)     (0.46)   (0.70)  (0.46)   (0.20)   (0.21)
                          --------   --------  --------  -------  -------    -------  -------  ------   ------   ------
Net Asset Value, End of
 Period.................    $19.16     $15.29    $12.51   $11.33   $11.21     $19.16   $15.29  $12.51   $11.33   $11.21
                          ========   ========  ========  =======  =======    =======  =======  ======   ======   ======
Total Return (not
 reflecting sales load).     29.06%     28.73%    15.35%    3.10%   14.48%     28.75%   28.42%  15.10%    2.85%   14.37%
Ratios/Supplementary
 Data:
 Net Assets, End of
  Period
  (in thousands)........  $233,454   $140,144  $100,110  $93,983  $87,755    $19,531   $9,831  $5,234   $5,287   $3,348
 Ratios of Expenses to
  Average Net Assets....      0.83%      0.81%     0.79%    0.83%    0.83%**    1.06%    1.06%   1.04%    1.08%    0.94%
 Effect of
  waivers/reimbursements
  on expense ratios.....      0.09%      0.10%     0.13%    0.15%    0.20%**    0.08%    0.10%   0.13%    0.15%    0.20%
 Ratios of Net
  Investment Income to
  Average Net Assets....      1.43%      1.65%     2.15%    1.99%    2.20%**    1.18%    1.40%   1.90%    1.74%    2.09%
 Portfolio Turnover
 Rate...................      1.41%      6.00%    58.08%   27.11%    2.61%      1.41%    6.00%  58.08%   27.11%    2.61%
 Average Commission
  Rate (a)..............  $ 0.0899    $0.1067  $     --  $    --  $    --    $0.0899  $0.1067  $   --   $   --   $   --

  *Fund commenced operations on June 1, 1992.
**Annualized.
(a) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
Financial Highlights (continued)
For a share of beneficial interest outstanding throughout each period

                                                MID CAP GROWTH FUND
                          -------------------------------------------------------------------------
                                INSTITUTIONAL CLASS                  CONSUMER SERVICE CLASS
                          -----------------------------------    ----------------------------------
                            YEAR     YEAR     YEAR     YEAR       YEAR     YEAR     YEAR     YEAR
                           ENDED     ENDED    ENDED    ENDED      ENDED    ENDED    ENDED    ENDED
                          MAY 31,   MAY 31,  MAY 31,  MAY 31,    MAY 31,  MAY 31,  MAY 31,  MAY 31,
                            1997     1996     1995     1994*      1997     1996     1995     1994*
                          --------  -------  -------  -------    -------  -------  -------  -------
NET ASSET VALUE,
 BEGINNING OF PERIOD....    $14.05   $11.11   $ 9.60   $10.00     $14.05   $11.11  $ 9.60   $10.00
                          --------  -------  -------  -------    -------  -------  ------   ------
Income from Investment
 Operations:
 Net investment income..      0.13     0.13     0.13     0.03       0.09     0.10    0.11     0.03
 Net gain(loss) on
  securities (both
  realized and
  unrealized)...........      2.99     3.44     1.51    (0.40)      3.00     3.44    1.51    (0.40)
                          --------  -------  -------  -------    -------  -------  ------   ------
 Total from Investment
  Operations............      3.12     3.57     1.64    (0.37)      3.09     3.54    1.62    (0.37)
                          --------  -------  -------  -------    -------  -------  ------   ------
Less Distributions:
 Dividends from net
  investment income.....     (0.13)   (0.13)   (0.13)   (0.03)     (0.09)   (0.10)  (0.11)   (0.03)
 Distributions from net
  realized gains........     (0.33)   (0.50)      --       --      (0.33)   (0.50)     --       --
                          --------  -------  -------  -------    -------  -------  ------   ------
 Total Distributions....     (0.46)   (0.63)   (0.13)   (0.03)     (0.42)   (0.60)  (0.11)   (0.03)
                          --------  -------  -------  -------    -------  -------  ------   ------
Net Asset Value, End of
 Period.................    $16.71   $14.05   $11.11   $ 9.60     $16.72   $14.05  $11.11   $ 9.60
                          ========  =======  =======  =======    =======  =======  ======   ======
Total Return (not
 reflecting sales load).     22.62%   33.06%   17.31%   -3.66%     22.33%   32.76%  17.06%   -3.70%
Ratios/Supplementary
 Data:
 Net Assets, End of
  Period (in thousands).  $125,035  $80,704  $48,068  $33,779     $5,911   $1,437    $277      $35
 Ratios of Expenses to
  Average Net Assets....      0.92%    0.98%    0.96%    0.93%**    1.19%    1.23%   1.21%    1.18%**
 Effect of
  waivers/reimbursements
  on expense ratios.....      0.14%    0.16%    0.26%    1.00%**    0.11%    0.16%   0.26%    1.00%**
 Ratios of Net
  Investment Income to
  Average Net Assets....      0.89%    1.06%    1.37%    1.60%**    0.65%    0.79%   1.12%    1.35%**
 Portfolio Turnover
  Rate..................      7.72%   28.00%   20.39%    5.88%      7.72%   28.00%  20.39%    5.88%
 Average Commission Rate
  (a)...................  $ 0.0721  $0.1070  $    --  $    --    $0.0721  $0.1070  $   --   $   --

*Fund commenced operations on February 24, 1994.
**Annualized.
(a) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

See notes to financial statements.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
Performance Funds Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market Fund, Short Term Government Income Fund, Intermediate Term Government Income Fund, Equity Fund and Mid Cap Growth Fund (constituting five of the six portfolios of Performance Funds Trust, hereafter referred to as the "Trust"), at May 31, 1997, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036
July 18, 1997

PERFORMANCE FUNDS TRUST
TAX STATUS OF DIVIDENDS PAID (UNAUDITED)

  The following table represents the tax status of dividends and distributions paid by the Fund's during the fiscal year ended May 31, 1997. Certain portions of this information were previously reported to you on Form 1099 at the close of calendar 1996. This information is presented in order to comply with regulatory requirements and requires no current action on your part.

                                                             INCOME DIVIDENDS
                                LONG TERM    SHORT TERM       PAID PER SHARE
                              CAPITAL GAINS CAPITAL GAINS ----------------------
                                DIVIDENDS     DIVIDENDS                 CONSUMER
                                  PAID          PAID      INSTITUTIONAL SERVICE
                               PER SHARE      PER SHARE       CLASS      CLASS
                              ------------- ------------- ------------- --------
Money Market................         --            --        0.0521      0.0495
Short Term Government Income
Fund........................         --            --        0.5425      0.5186
Intermediate Term Government
 Income Fund................         --            --        0.5810      0.5552
Equity Fund.................      $0.24         $0.01        0.2497      0.2088
Mid Cap Growth Fund.........       0.15          0.18        0.1292      0.0938

  Additionally, 100% of the income dividends paid by the Equity Fund and 94.11% of the Mid Cap Growth Fund qualify for the dividends received deduction available to corporations.

                                      LOGO
                              OF PERFORMANCE FUNDS

INVESTMENT ADVISOR
------------------------
Trustmark National Bank
248 East Capitol Street
Jackson, Mississippi 39201

ADMINISTRATOR AND
TRANSFER AGENT
------------------
BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

DISTRIBUTOR
-------------
Performance Funds Distributor, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

CUSTODIAN
------------
Trustmark National Bank
248 East Capitol Street
Jackson, Mississippi 39201

COUNSEL
----------
Baker & McKenzie
805 Third Avenue
New York, New York 10022

INDEPENDENT ACCOUNTANTS
-------------------------------
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

THIS REPORT IS FOR THE INFORMATION OF THE
SHAREHOLDERS OF THE PERFORMANCE FAMILY OF MUTUAL
FUNDS. ITS USE IN CONNECTION WITH ANY OFFERING OF
THE TRUST'S SHARES IS AUTHORIZED ONLY IN CASE OF A
CONCURRENT OR PRIOR DELIVERY OF THE TRUST'S CURRENT
PROSPECTUS.

PF7/97

                                      LOGO
                              OF PERFORMANCE FUNDS

 PERFORMANCE FUNDS TRUST
 A FAMILY OF MUTUAL FUNDS

 ANNUAL REPORT
 MAY 31, 1997

 INVESTMENT ADVISOR

LOGO
OF TRUSTMARK

 SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS
 OF, OR GUARANTEED OR ENDORSED BY, TRUSTMARK NATIONAL
 BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT
 INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OF
 ANY OTHER AGENCY. SHARES OF THE TRUST INVOLVE
 INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF
 PRINCIPAL. PAST PERFORMANCE IS NOT INDICATIVE OF
 FUTURE RESULTS.